UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS
(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010
(Address of principal executive offices) (Zip code)

John S. Orrico
Water Island Capital, LLC
41 Madison Avenue
42nd Floor
New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-259-2655

Date of fiscal year end: May 31

Date of reporting period: June 1, 2014 – November 30, 2014

Item 1.	Reports to Stockholders.

The Arbitrage Funds

ADVISED BY WATER ISLAND CAPITAL

Semi-Annual Report

November 30, 2014

TABLE OF CONTENTS

The Arbitrage Fund
Portfolio Information	1
Portfolio of Investments	3
The Arbitrage Event-Driven Fund
Portfolio Information	19
Portfolio of Investments	21
The Arbitrage Credit Opportunities Fund
Portfolio Information	49
Portfolio of Investments	51
Statement of Assets and Liabilities
The Arbitrage Fund	63
The Arbitrage Event-Driven Fund	65
The Arbitrage Credit Opportunities Fund	67
Statement of Operations
The Arbitrage Fund	69
The Arbitrage Event-Driven Fund	70
The Arbitrage Credit Opportunities Fund	72
Statements of Changes in Net Assets
The Arbitrage Fund	73
The Arbitrage Event-Driven Fund	75
The Arbitrage Credit Opportunities Fund	77
Financial Highlights
The Arbitrage Fund - Class R	80
The Arbitrage Fund - Class I	82
The Arbitrage Fund - Class C	84
The Arbitrage Fund - Class A	86
The Arbitrage Event-Driven Fund - Class R	88
The Arbitrage Event-Driven Fund - Class I	90
The Arbitrage Event-Driven Fund - Class C	92
The Arbitrage Event-Driven Fund - Class A	94
The Arbitrage Credit Opportunities Fund - Class R	96
The Arbitrage Credit Opportunities Fund - Class I	98
The Arbitrage Credit Opportunities Fund - Class C	100
The Arbitrage Credit Opportunities Fund - Class A	102
Notes to Financial Statements	103
Disclosure of Fund Expenses	128
Additional Information	131

The Arbitrage Fund	Portfolio Information
November 30, 2014 (Unaudited)

Performance (annualized returns as of November 30, 2014)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	0.77%	1.67%	3.15%	4.45%
Arbitrage Fund, Class I	1.15%	1.93%	3.39%	3.15%
Arbitrage Fund, Class C**	-0.94%	N/A	N/A	0.14%
Arbitrage Fund, Class A***	-1.64%	N/A	N/A	-0.48%
HFRI Event Driven: Merger Arbitrage Index	2.26%	3.23%	4.89%	4.61%
S&P 500® Index	16.86%	15.96%	8.06%	4.57%
Barclays Capital U.S. Aggregate Bond Index	5.27%	4.10%	4.79%	5.56%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

*	Class R inception: 9/17/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class Ainception: 6/1/13.
**	Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.
***
Class A shares are subject to a maximum front-end sales load of 2.50% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 0.50% on purchases of $250,000 or more purchased without a front-end sales load and redeemed within 12 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.17%, 1.92%, 2.92% and 2.17%, respectively.

The HFRI Event Driven: Merger Arbitrage Index is an index consisting of merger arbitrage strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur. Opportunities are frequently presented in cross border, collared and international transactions which incorporate multiple geographic regulatory institutions, with typically involve minimal exposure to corporate credits.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2014	1

The Arbitrage Fund	Portfolio Information (continued)
November 30, 2014 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Arbitrage Fund’s investments in common stock and limited partnerships as of the report date.

2	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.68%
Aerospace & Defense - 0.00% (a)
Allied Defense Group, Inc.(b)(c)(d)	398,319	$21,708

Auto Parts & Equipment - 3.07%
TRW Automotive Holdings Corp.(b)(e)	717,722	74,212,455

Banks - 1.97%
Bank of Kentucky Financial Corp.	232,095	10,817,948
Hudson Valley Holding Corp.	361,039	9,033,196
OmniAmerican Bancorp, Inc.	542,683	14,581,892
Susquehanna Bancshares, Inc.	998,527	13,150,601
		47,583,637

Biotechnology - 0.11%
Prosensa Holding N.V.(b)	132,434	2,618,220

Building Materials - 0.57%
Sanitec OYJ	664,942	8,560,853
Vicwest, Inc.	463,790	5,122,578
		13,683,431

Chemicals - 6.46%
Penford Corp.(b)	382,416	7,242,959
Rockwood Holdings, Inc.(f)	818,443	63,797,632
Sigma-Aldrich Corp.(e)	352,273	48,120,492
Taminco Corp.(b)	1,417,900	36,737,789
		155,898,872

Diversified Financial Services - 0.22%
Carfinco Financial Group, Inc.	532,123	5,197,913

Electric - 2.93%
Cleco Corp.	124,919	6,711,898
Pepco Holdings, Inc.(f)	2,194,304	60,343,360
Pike Corp.(b)	307,113	3,673,071
		70,728,329

Entertainment - 0.52%
Multimedia Games Holding Co., Inc(b)	347,623	12,615,239

Food - 6.22%
Nutreco N.V.	422,523	24,160,008

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	3

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.68% (Continued)
Food - 6.22% (Continued)
Safeway, Inc.(e)(f)	3,612,789	$125,869,569
		150,029,577

Hand & Machine Tools - 1.00%
Vacon OYJ(c)(d)	572,896	24,220,619

Healthcare - Products - 10.10%
CareFusion Corp.(b)	854,740	50,574,966
Covidien Plc(e)(f)	1,471,768	148,648,568
Nobel Biocare Holding AG	2,438,343	43,152,047
Synergy Health Plc	44,059	1,390,178
		243,765,759

Healthcare - Services - 4.10%
Covance, Inc.(b)	764,860	78,489,933
Gentiva Health Services, Inc.(b)	1,049,693	20,374,541
		98,864,474

Insurance - 6.05%
Platinum Underwriters Holdings Ltd.	161,221	11,957,762
Protective Life Corp.(e)	1,922,161	133,993,843
		145,951,605

Internet - 8.88%
Conversant, Inc.(b)(e)(f)	2,162,072	75,715,761
Sapient Corp.(b)	2,106,968	52,042,110
TIBCO Software, Inc.(b)(e)	3,606,540	86,665,156
		214,423,027

Media - 7.05%
Comcast Corp., Class A	381,630	21,768,175
DIRECTV(b)(e)	1,666,810	146,195,905
Liberty Global, Inc., Plc, Series C(b)	44,963	2,244,553
		170,208,633

Mining - 0.21%
Cayden Resources, Inc.(b)	1,878,761	3,943,180
Lundin Mining Corp.(b)	95,391	454,640
Yancoal Australia Ltd.(b)	5,752,299	636,300
		5,034,120

Oil & Gas Services - 2.91%
Amec Foster Wheeler Plc, Sponsored ADR	23,345	337,796

See Notes to Financial Statements.
4	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.68% (Continued)
Oil & Gas Services - 2.91% (Continued)
Baker Hughes, Inc.	211,433	$12,051,681
Dresser-Rand Group, Inc.(b)(e)	714,227	57,930,952
		70,320,429

Pharmaceuticals - 5.41%
Allergan, Inc.(e)	562,132	120,234,414
Shire Plc, ADR(e)(f)	48,262	10,308,763
		130,543,177

Real Estate Investment Trusts - 7.05%
American Realty Capital Healthcare Trust, Inc.(f)	10,696,310	121,189,192
AmREIT, Inc.	751,958	20,024,642
Corio N.V.	203,517	10,295,929
Glimcher Realty Trust(e)	1,355,292	18,648,818
		170,158,581

Retail - 5.65%
Family Dollar Stores, Inc.	1,395,358	110,303,050
Spirit Pub Co., Plc	808,729	1,329,565
Starbucks Coffee Japan Ltd.	449,221	5,532,250
Tim Hortons, Inc.	230,335	19,198,276
		136,363,141

Semiconductors - 11.05%
International Rectifier Corp.(b)(e)	1,972,028	78,644,477
Tokyo Electron Ltd., Unsponsored ADR(f)	4,678,131	82,007,636
TriQuint Semiconductor, Inc.(b)(f)	4,348,332	105,968,851
		266,620,964

Software - 6.82%
Advanced Computer Software Group Plc	2,285,978	4,981,161
Compuware Corp.	4,674,015	48,235,835
Concur Technologies, Inc.(b)(e)	795,937	102,524,645
Exact Holding N.V.	224,610	8,856,372
		164,598,013

Telecommunications - 2.08%
Jazztel Plc(b)	1,979,669	31,508,889
Oplink Communications, Inc.	774,760	18,725,949
		50,234,838

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	5

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.68% (Continued)
Telephones & Telecommunications - 0.06%
Level 3 Communications, Inc.(b)	29,348	$1,467,400

Transportation - 0.19%
Hurtigruten ASA(b)	4,724,738	4,653,720

TOTAL COMMON STOCKS
(Cost $2,331,727,142)		2,430,017,881

LIMITED PARTNERSHIPS - 0.72%
Media - 0.72%
LIN Media LLC, Class A(b)	723,467	17,457,258

TOTAL LIMITED PARTNERSHIPS
(Cost $17,820,953)		17,457,258

RIGHTS - 2.16%
ArthroCare Corp., CVR(b)(c)(d)	3,215,721	1,102,349
BMC Software, Inc., CVR(b)(c)(d)	4,637,757	456,819
Chelsea Therapeutics, CVR(b)(c)(d)	2,389,273	185,407
Cubist Pharmaceuticals, Inc., CPR(b)(c)(d)	119,343	46,198
Cubist Pharmaceuticals, Inc., CVR(b)	2,200,925	68,229
Leap Wireless International, CVR(b)(c)(d)	2,231,034	5,756,068
Manulife Financial Corp.(b)	2,227,130	44,367,312
Trius Therapeutics, CVR(b)(c)(d)	1,034,403	167,470

TOTAL RIGHTS
(Cost $55,637,934)		52,149,852

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b)- 0.24%
Call Options Purchased - 0.13%
Actavis Plc:
	01/2015	$275.00	107	108,070
	01/2015	285.00	72	48,600
	02/2015	285.00	72	73,080
Allergan, Inc.:
	01/2015	175.00	143	574,860
	01/2015	180.00	476	1,670,760

See Notes to Financial Statements.
6	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b)- 0.24% (Continued)
Call Options Purchased - 0.13% (Continued)
Bally Technologies, Inc.	01/2015	$80.00	523	$172,590
TRW Automotive Holdings Corp.	04/2015	100.00	801	324,405
Valeant Pharmaceuticals International, Inc.	01/2015	130.00	143	250,250

TOTAL CALL OPTIONS PURCHASED
(Cost $1,627,338)				3,222,615

Put Options Purchased - 0.11%
AbbVie, Inc.	01/2015	52.50	110	1,100
Actavis Plc	12/2014	220.00	956	35,850
Allergan, Inc.	01/2015	200.00	1,560	374,400
Alliance Data Systems Corp.	12/2014	230.00	1,456	25,480
AT&T, Inc.	01/2015	35.00	16,529	1,231,411
Bally Technologies, Inc.:
	01/2015	75.00	592	0
	04/2015	75.00	309	0
Burger King Worldwide, Inc.	01/2015	35.00	1,857	287,835
Concur Technologies, Inc.	02/2015	105.00	894	6,705
Covidien Plc:
	01/2015	75.00	6,500	243,750
	01/2015	77.50	1,462	87,720
	01/2015	80.00	381	30,480
DIRECTV	01/2015	80.00	163	9,780
Glimcher Realty Trust	12/2014	12.50	350	84,000
International Rectifier Corp.:
	12/2014	35.00	391	977
	03/2015	35.00	1,175	5,875

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	7

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b)- 0.24% (Continued)
Put Options Purchased - 0.11% (Continued)
Protective Life Corp.	04/2015	$55.00	172	$430
Safeway, Inc.	12/2014	33.00	709	7,090
Shire Plc, ADR	12/2014	185.00	483	9,660
TIBCO Software, Inc.	01/2015	20.00	4,050	10,125
Time Warner Cable, Inc.	01/2015	140.00	400	122,000
tw telecom, Inc.	01/2015	40.00	411	10,275

TOTAL PUT OPTIONS PURCHASED
(Cost $9,859,867)				2,584,943

TOTAL PURCHASED OPTIONS
(Cost $11,487,205)				5,807,558

		Yield	Shares	Value
SHORT-TERM INVESTMENTS - 0.01%
Time Deposits
Euro Time Deposit		0.010%	82,789	82,789

TOTAL SHORT-TERM INVESTMENTS
(Cost $82,789)				82,789

Total Investments - 103.81% (Cost $2,416,756,023)				2,505,515,338

Liabilities in Excess of Other Assets - (3.81%)				(91,857,706)

NET ASSETS - 100.00%				$2,413,657,632

(a)	Less than 0.005% of Net Assets.
(b)	Non-income-producing security.
(c)	Security considered illiquid. On November 30, 2014, the total market value of these securities was $31,956,638, representing 1.32% of net assets.
(d)
Security fair valued using methods determined in good faith by the Pricing Committee.  As of November 30, 2014, the total market value of these securities was $31,956,638, representing 1.32% of net assets.

(e)	Underlying security for a written/purchased call/put option.
(f)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $226,930,000, representing 9.40% of net assets.

See Notes to Financial Statements.
8	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

Securities are determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
05/20/2010-12/28/2010	Allied Defense Group, Inc.	$20,354	$21,708	0.00%
05/30/2014	ArthroCare Corp., CVR	1,125,502	1,102,349	0.04
09/10/2013	BMC Software, Inc., CVR	0	456,819	0.02
06/24/2014	Chelsea Therapeutics, CVR	0	185,407	0.01
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	46,198	0.00
03/14/2014	Leap Wireless International, CVR	5,756,068	5,756,068	0.24
09/12/2013	Trius Therapeutics, CVR	0	167,470	0.01
09/12/2014-11/14/2014	Vacon OYJ	24,629,586	24,220,619	1.00
			$31,956,638	1.32%

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	9

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (28.09%)
Advertising - (0.66%)
Alliance Data Systems Corp.	(55,547)	$(15,879,221)

Banks - (0.98%)
BB&T Corp.	(421,374)	(15,839,449)
Southside Bancshares, Inc.	(242,048)	(7,825,412)
		(23,664,861)

Chemicals - (0.96%)
Albemarle Corp.	(393,098)	(23,208,506)

Healthcare - Products - (4.74%)
Becton Dickinson and Co.	(66,416)	(9,320,157)
Medtronic, Inc.	(1,407,010)	(103,935,829)
STERIS Corp.	(18,981)	(1,210,039)
		(114,466,025)

Healthcare - Services - (1.11%)
Kindred Healthcare, Inc.	(269,515)	(5,360,653)
Laboratory Corp. of America Holdings	(205,329)	(21,485,627)
		(26,846,280)

Insurance - (2.03%)
Manulife Financial Corp.	(2,227,127)	(44,347,776)
RenaissanceRe Holdings Ltd.	(47,683)	(4,669,119)
		(49,016,895)

Media - (1.25%)
Liberty Global, Inc., Plc, Class A	(4)	(208)
Liberty Global, Inc., Plc, Series C	(44,969)	(2,244,853)
Media General, Inc.	(533,267)	(8,164,318)
Time Warner Cable, Inc.	(132,744)	(19,816,024)
		(30,225,403)

Mining - (0.18%)
Agnico Eagle Mines Ltd.	(169,049)	(3,944,230)
Lundin Mining Corp.	(95,391)	(454,640)
		(4,398,870)

Oil & Gas Services - (0.39%)
Halliburton Co.	(222,525)	(9,390,555)

See Notes to Financial Statements.
10	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (28.09%)(Continued)
Pharmaceuticals - (0.62%)
Actavis Plc	(55,424)	$(14,998,289)

Real Estate Investment Trusts - (5.44%)
Klepierre	(231,487)	(10,388,289)
Ventas, Inc.	(1,624,713)	(116,248,215)
Washington Prime Group, Inc.	(262,741)	(4,527,028)
		(131,163,532)

Retail - (0.05%)
Greene King Plc	(106,919)	(1,286,802)

Savings & Loans - (0.39%)
Sterling Bancorp	(693,093)	(9,273,584)

Semiconductors - (3.79%)
Applied Materials, Inc.	(3,798,807)	(91,361,308)

Telecommunications - (5.50%)
AT&T, Inc.	(748,171)	(26,470,290)
RF Micro Devices, Inc.	(7,274,473)	(106,280,050)
		(132,750,340)

TOTAL COMMON STOCKS
(Proceeds $619,152,171)		(677,930,471)

RIGHTS - 0.00%
Chelsea Therapeutics, CVR	(1,100)	(85)

TOTAL RIGHTS
(Proceeds $0)		(85)

TOTAL SECURITIES SOLD SHORT
(Proceeds $619,152,171)		$(677,930,556)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Actavis Plc	12/2014	$270.00	(956)	$(697,880)
Allergan, Inc.	01/2015	190.00	(619)	(1,569,165)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	11

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Alliance Data Systems Corp.:
	12/2014	$270.00	(51)	$(85,425)
	12/2014	280.00	(636)	(585,120)
	12/2014	290.00	(142)	(51,830)
Bally Technologies, Inc.	01/2015	85.00	(523)	0
BB&T Corp.:
	12/2014	36.00	(330)	(58,905)
	12/2014	37.00	(330)	(30,360)
Concur Technologies, Inc.	02/2015	130.00	(808)	(2,020)
Conversant, Inc.	12/2014	35.00	(476)	(13,090)
DIRECTV:
	12/2014	85.00	(1,050)	(295,575)
	12/2014	86.00	(370)	(73,445)
	12/2014	87.50	(2,173)	(166,234)
	01/2015	85.00	(163)	(61,125)
Dresser-Rand Group, Inc.	12/2014	80.00	(2)	(320)
Halliburton Co.:
	12/2014	47.50	(119)	(3,094)
	12/2014	50.00	(24)	(288)
International Rectifier Corp.	03/2015	40.00	(1,175)	(8,813)
Shire Plc, ADR:
	12/2014	210.00	(242)	(186,340)
	12/2014	215.00	(79)	(41,475)
Sigma-Aldrich Corp.	12/2014	135.00	(83)	(20,335)
TIBCO Software, Inc.:
	01/2015	24.00	(4,857)	(36,427)
	01/2015	25.00	(130)	(325)
TRW Automotive Holdings Corp.:
	01/2015	105.00	(802)	(4,010)
	04/2015	105.00	(801)	(38,048)
tw telecom, Inc.	01/2015	45.00	(411)	(53,430)
Valeant Pharmaceuticals International, Inc.	01/2015	150.00	(143)	(67,210)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $2,131,835)				(4,150,289)
Written Put Options
Actavis Plc:
	12/2014	250.00	(252)	(26,460)
	12/2014	255.00	(145)	(25,738)

See Notes to Financial Statements.
12	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options (Continued)
Allergan, Inc.:
	01/2015	$165.00	(381)	$(20,955)
	01/2015	170.00	(238)	(20,230)
Alliance Data Systems Corp.	12/2014	200.00	(9)	(45)
Covidien Plc:
	01/2015	57.50	(2,121)	(10,605)
	01/2015	62.50	(961)	(2,402)
DIRECTV	12/2014	85.00	(660)	(17,490)
Dresser-Rand Group, Inc.	12/2014	80.00	(2)	(90)
Time Warner Cable, Inc.	12/2014	140.00	(160)	(18,400)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $775,896)				(142,415)

TOTAL WRITTEN OPTIONS
(Premiums received $2,907,731)				$(4,292,704)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	13

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	2,675,413	Sale	12/15/2014	2,273,717	$127,481
CAD	87,030,316	Sale	12/15/2014	76,077,424	2,041,919
CHF	64,246,200	Sale	12/15/2014	66,508,188	1,418,012
EUR	110,030,398	Sale	12/15/2014	136,830,527	3,203,172
GBP	55,674,800	Sale	12/15/2014	86,956,232	3,110,940
JPY	653,290,400	Sale	12/15/2014	5,504,924	132,786
NOK	56,792,500	Sale	12/15/2014	8,090,321	532,442
SEK	64,499,400	Sale	12/15/2014	8,650,394	201,002
					$10,767,754

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	1,811,300	Purchase	12/15/2014	1,539,345	$(53,724)
CAD	54,303,400	Purchase	12/15/2014	47,469,238	(790,137)
CHF	22,550,500	Purchase	12/15/2014	23,344,461	(467,205)
EUR	38,870,400	Purchase	12/15/2014	48,338,072	(350,635)
GBP	52,279,700	Purchase	12/15/2014	81,653,562	(2,745,209)
NOK	23,719,300	Purchase	12/15/2014	3,378,910	(134,693)
					$(4,541,603)

See Notes to Financial Statements.
14	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

Country	% of Net Assets(a)
Japan	3.63%
Canada	3.24%
Great Britain	2.07%
Switzerland	1.79%
Netherlands	1.79%
Brazil	1.52%
Finland	1.36%
Bermuda	0.50%
Norway	0.19%
Australia	0.03%
United States	87.69%
Liabilities in Excess of Other Assets	(3.81)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
ASA - Allmennaksjeselskap is the Norwegian term for public limited company
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
CPR - Conditional Prepayment Rate
CVR - Contingent Value Rights
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
LLC - Limited Liability Company
Ltd. - Limited
NOK - Norwegian Kronor
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company
Plc - Public Limited Company
SEK - Swedish Kronor

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	15

The Arbitrage Fund
November 30, 2014 (Unaudited)

The following is a summary of the inputs used as of November 30, 2014, in valuing the Arbitrage Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$–	$–	$21,708	$21,708
Auto Parts & Equipment	74,212,455	–	–	74,212,455
Banks	47,583,637	–	–	47,583,637
Biotechnology	2,618,220	–	–	2,618,220
Building Materials	13,683,431	–	–	13,683,431
Chemicals	155,898,872	–	–	155,898,872
Diversified Financial Services	5,197,913	–	–	5,197,913
Electric	70,728,329	–	–	70,728,329
Entertainment	12,615,239	–	–	12,615,239
Food	150,029,577	–	–	150,029,577
Hand & Machine Tools	–	24,220,619	–	24,220,619
Healthcare - Products	243,765,759	–	–	243,765,759
Healthcare - Services	98,864,474	–	–	98,864,474
Insurance	145,951,605	–	–	145,951,605
Internet	214,423,027	–	–	214,423,027
Media	170,208,633	–	–	170,208,633
Mining	5,034,120	–	–	5,034,120
Oil & Gas Services	70,320,429	–	–	70,320,429
Pharmaceuticals	130,543,177	–	–	130,543,177
Real Estate Investment Trusts	170,158,581	–	–	170,158,581
Retail	136,363,141	–	–	136,363,141
Semiconductors	266,620,964	–	–	266,620,964
Software	164,598,013	–	–	164,598,013
Telecommunications	50,234,838	–	–	50,234,838
Telephones & Telecommunications	1,467,400	–	–	1,467,400
Transportation	4,653,720	–	–	4,653,720
Limited Partnerships	17,457,258	–	–	17,457,258
Rights	44,435,541	–	7,714,311	52,149,852
Purchased Options	5,634,968	172,590	–	5,807,558
Short-Term Investments	82,789	–	–	82,789
TOTAL	$2,473,386,110	$24,393,209	$7,736,019	$2,505,515,338

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$10,767,754	$–	$10,767,754

See Notes to Financial Statements.
16	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund
November 30, 2014 (Unaudited)

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks**	$(677,930,471)	$–	$–	$(677,930,471)
Rights	–	–	(85)	(85)
Written Options	(4,292,704)	0	–	(4,292,704)
Forward Foreign Currency Exchange Contracts	–	(4,541,603)	–	(4,541,603)
TOTAL	$(682,223,175)	$6,226,151	$(85)	$(675,997,109)

*	Other financial instruments are instruments such as written options, securities sold short and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	17

The Arbitrage Fund
November 30, 2014 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the year ended November 30, 2014:

Investments in Securities	Balance as of May 31, 2014	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of November 30, 2014	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at November 30, 2014
Common Stocks	$21,230	$–	$478	$–	$–	$–	$–	$21,708	$478
Rights	7,414,115	–	300,196	0	–	–	–	7,714,311	300,196
Total	$7,435,345	$–	$300,674	$–	$–	$–	$–	$7,736,019	$300,674

Other Financial Instruments	Balance as of May 31, 2014	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of November 30, 2014	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments held at November 30, 2014
Rights	$–	$–	$(85)	$0	$–	$–	$–	$(85)	$(85)
Total	$–	$–	$(85)	$0	$–	$–	$–	$(85)	$(85)

See Notes to Financial Statements.
18	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio Information
November 30, 2014 (Unaudited)

Performance (annualized returns as of November 30, 2014)

	One Year	Since Inception*
Arbitrage Event-Driven Fund, Class R	-0.67%	2.64%
Arbitrage Event-Driven Fund, Class I	-0.38%	2.89%
Arbitrage Event-Driven Fund, Class C**	-2.35%	1.67%
Arbitrage Event-Driven Fund, Class A***	-3.80%	-0.19%
HFRI Event Driven Index	3.25%	5.85%
Barclays Capital US Aggregate Bond Index	5.27%	3.42%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 30 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

*	Class R and Class I inception: 10/1/10; Class C inception: 6/1/12; Class A inception: 6/1/13.
**	Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.
***
Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.36%, 2.11%, 3.11% and 2.36%, respectively.  The Advisor has agreed to waive fees in excess of 1.69%, 1.44%, 2.44% and 1.69% for Class R, Class I, Class C and Class A, respectively, until at least August 31, 2016.

The HFRI Event Driven Index is an index of companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated and frequently involve additional derivative securities. Event-Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company-specific developments.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2014	19

The Arbitrage Event-Driven Fund	Portfolio Information (continued)
November 30, 2014 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of the Arbitrage Event-Driven Fund’s investments in common stock, corporate bonds, convertible corporate bonds and exchange-traded funds as of the report date.

20	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 60.33%
Aerospace & Defense - 1.92%
Allied Defense Group, Inc.(a)(b)(c)	5,000	$272
B/E Aerospace, Inc.(a)(d)(e)	167,479	13,041,590
		13,041,862

Apparel - 0.14%
Perry Ellis International, Inc.(a)(e)	34,483	910,006

Auto Manufacturers - 0.11%
General Motors Co.(d)(e)	21,943	733,555

Auto Parts & Equipment - 1.26%
TRW Automotive Holdings Corp.(a)(e)	82,700	8,551,180

Banks - 0.38%
Hudson Valley Holding Corp.	41,711	1,043,609
Susquehanna Bancshares, Inc.	114,948	1,513,865
		2,557,474

Beverages - 0.35%
Molson Coors Brewing Co., Class B(e)	30,791	2,381,684

Biotechnology - 0.11%
Prosensa Holding N.V.(a)	38,365	758,476

Building Materials - 0.24%
Sanitec OYJ	77,543	998,334
Vicwest, Inc.	53,667	592,754
		1,591,088

Chemicals - 2.97%
Methanex Corp.(e)	53,839	2,781,323
Rockwood Holdings, Inc.(d)	94,555	7,370,562
Sigma-Aldrich Corp.(e)	41,070	5,610,162
Taminco Corp.(a)	168,890	4,375,940
		20,137,987

Coal - 0.60%
CONSOL Energy, Inc.(d)	35,710	1,397,332
Peabody Energy Corp.(d)	264,742	2,676,542
		4,073,874

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	21

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 60.33% (Continued)
Commercial Services - 0.32%
Civeo Corp.(e)(f)	230,544	$2,171,725

Computers - 1.05%
EMC Corp.(e)	156,216	4,741,155
Riverbed Technology, Inc.(a)(e)	114,939	2,376,364
		7,117,519

Diversified Financial Services - 0.19%
Carfinco Financial Group, Inc.	61,369	599,468
Outerwall, Inc.(a)(e)	10,119	711,163
		1,310,631

Electric - 1.18%
Cleco Corp.	14,531	780,751
Pepco Holdings, Inc.	261,370	7,187,675
		7,968,426

Electrical Components & Equipment - 0.65%
Energizer Holdings, Inc.(e)	22,952	2,984,219
Hubbell, Inc., Class B(e)	13,548	1,446,927
		4,431,146

Entertainment - 0.55%
Multimedia Games Holding Co., Inc(a)	103,368	3,751,225

Food - 2.83%
Nutreco N.V.	48,686	2,783,882
Safeway, Inc.(d)(e)	417,976	14,562,284
Tyson Foods, Inc., Class A(e)	43,673	1,849,115
		19,195,281

Hand & Machine Tools - 0.41%
Vacon OYJ(b)(c)	65,950	2,788,202

Healthcare - Products - 4.37%
CareFusion Corp.(a)	98,396	5,822,091
CONMED Corp.	5,466	231,922
Covidien Plc(d)(e)	175,606	17,736,206
Haemonetics Corp.(a)	6,187	228,486
Nobel Biocare Holding AG	280,554	4,965,044
STERIS Corp.	3,635	231,731
Stryker Corp.	2,608	242,309

See Notes to Financial Statements.
22	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 60.33% (Continued)
Healthcare - Products - 4.37% (Continued)
Synergy Health Plc	5,082	$160,351
		29,618,140

Healthcare - Services - 2.14%
Covance, Inc.(a)	91,105	9,349,195
Gentiva Health Services, Inc.(a)	143,433	2,784,035
Kindred Healthcare, Inc.(e)	119,309	2,373,056
		14,506,286

Holding Companies - Diversified - 0.22%
Liberty TripAdvisor Holdings, Inc., Class A(a)	55,308	1,449,623

Insurance - 2.49%
Platinum Underwriters Holdings Ltd.	18,801	1,394,470
Protective Life Corp.(e)	221,941	15,471,507
		16,865,977

Internet - 3.70%
Conversant, Inc.(a)(d)(e)	249,745	8,746,070
Sapient Corp.(a)	242,549	5,990,960
Shutterfly, Inc.(a)(e)	344	14,710
TIBCO Software, Inc.(a)(d)(e)	430,102	10,335,351
		25,087,091

Machinery - Diversified - 0.27%
Manitowoc Co., Inc.(d)(e)	91,940	1,851,672

Media - 3.49%
Comcast Corp., Class A	43,973	2,508,220
DIRECTV(a)(e)	192,040	16,843,828
Liberty Global, Inc., Plc, Series C(a)	11,465	572,333
Media General, Inc.(a)(e)	69,353	1,061,794
Viacom, Inc., Class B(e)	35,571	2,690,235
		23,676,410

Mining - 0.26%
Cayden Resources, Inc.(a)	219,026	459,696
Nevada Copper Corp.(a)	6,725	7,645
Osisko Gold Royalties Ltd.	104,352	1,244,741
Yancoal Australia Ltd.(a)	533,139	58,974
		1,771,056

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	23

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 60.33% (Continued)
Oil & Gas - 0.18%
Ithaca Energy, Inc., CAD(a)	363,255	$352,613
Talisman Energy, Inc.	185,416	873,309
		1,225,922

Oil & Gas Services - 5.53%
Amec Foster Wheeler Plc, Sponsored ADR	2,804	40,574
Baker Hughes, Inc.(e)	160,902	9,171,414
Dresser-Rand Group, Inc.(a)	85,074	6,900,352
Exterran Holdings, Inc.(e)	112,459	3,767,377
Halliburton Co.(e)	108,690	4,586,718
NOW, Inc.(a)(e)	206,721	5,535,988
Weatherford International Plc(a)(e)	573,104	7,507,662
		37,510,085

Packaging & Containers - 0.59%
Berry Plastics Group, Inc.(a)(e)	112,687	3,261,162
Rock-Tenn Co., Class A(e)	13,044	741,029
		4,002,191

Pharmaceuticals - 3.00%
Actavis Plc(a)(e)	494	133,681
Allergan, Inc.(e)	76,609	16,385,899
Cardinal Health, Inc.	2,857	234,817
Endo International Plc(a)(e)	30,347	2,220,490
Shire Plc, ADR(e)	6,197	1,323,679
		20,298,566

Real Estate Investment Trusts - 2.76%
American Realty Capital Healthcare Trust, Inc.(d)	1,241,569	14,066,977
AmREIT, Inc.	89,568	2,385,196
Glimcher Realty Trust(e)	161,709	2,225,116
		18,677,289

Retail - 2.98%
Express, Inc.(a)(e)	18,025	269,474
Family Dollar Stores, Inc.	161,206	12,743,334
Spirit Pub Co., Plc	93,433	153,605
Starbucks Coffee Japan Ltd.	51,899	639,147
Tim Hortons, Inc.	25,617	2,135,161
Yum! Brands, Inc.(e)	55,488	4,286,448
		20,227,169

See Notes to Financial Statements.
24	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 60.33% (Continued)
Semiconductors - 7.28%
International Rectifier Corp.(a)(e)	234,894	$9,367,573
Tokyo Electron Ltd., Unsponsored ADR	1,078,650	18,908,734
TriQuint Semiconductor, Inc.(a)(d)	863,238	21,037,110
		49,313,417

Software - 2.91%
AVG Technologies N.V.(a)(e)	59,637	1,171,271
Compuware Corp.	556,736	5,745,516
Concur Technologies, Inc.(a)(e)	91,626	11,802,345
Exact Holding N.V.	26,133	1,030,424
		19,749,556

Telecommunications - 2.80%
Globalstar, Inc.(a)	210,547	593,743
HC2 Holdings, Inc.(a)	219,448	1,755,584
Jazztel Plc(a)	227,779	3,625,385
Juniper Networks, Inc.(d)(e)	150,844	3,342,703
Oplink Communications, Inc.	89,288	2,158,091
T-Mobile US, Inc.(a)(d)(e)	165,769	4,838,797
Windstream Holdings, Inc.(e)	266,302	2,692,313
		19,006,616

Telephones & Telecommunications - 0.02%
Level 3 Communications, Inc.(a)	2,697	134,850

Transportation - 0.08%
Hurtigruten ASA(a)	545,851	537,646

TOTAL COMMON STOCKS
(Cost $398,280,595)		408,980,903

EXCHANGE-TRADED NOTES - 0.12%
Debt Funds - 0.12%
iPath® S&P 500® VIX Short-Term Futures™ ETN(a)	30,295	829,780

TOTAL EXCHANGE-TRADED NOTES
(Cost $894,885)		829,780

RIGHTS - 0.81%
ArthroCare Corp., CVR(a)(b)(c)	157,791	54,091
BMC Software, Inc., CVR(a)(b)(c)	49,764	4,902
Chelsea Therapeutics, CVR(a)(b)(c)	434,520	33,719

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	25

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Shares	Value
RIGHTS - 0.81% (Continued)
Cubist Pharmaceuticals, Inc., CPR(a)(b)(c)	34,500	$13,355
Cubist Pharmaceuticals, Inc., CVR(a)	121,458	3,765
Leap Wireless International, CVR(a)(b)(c)	81,078	209,181
Manulife Financial Corp.(a)	258,937	5,158,360
Trius Therapeutics, CVR(a)(b)(c)	103,378	16,737

TOTAL RIGHTS
(Cost $5,627,328)		5,494,110

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 2.66%
Cengage Learning Acquisitions, Inc.(g)	03/06/2020	7.000%	$4,726,250	4,740,641
FairPoint Communications, Inc.(g)	02/14/2019	7.500%	2,672,864	2,696,265
OSG Bulk Ships, Inc.(g)	07/22/2019	5.250%	5,336,625	5,346,658
Station Casinos(g)	03/01/2020	4.250%	2,492,387	2,478,156
Zayo Bandwidth LLC(g)	06/14/2019	4.000%	2,742,076	2,740,705

TOTAL BANK LOANS
(Cost $18,133,299)				18,002,425

CORPORATE BONDS - 26.18%
Aerospace & Defense - 2.87%
Alliant Techsystems, Inc.	09/15/2020	6.875%	8,595,000	9,175,163
B/E Aerospace, Inc.	04/01/2022	5.250%	9,283,000	10,304,130
				19,479,293
Auto Parts & Equipment - 0.81%
TRW Automotive, Inc.(h)	03/01/2021	4.500%	5,488,000	5,515,440

Banks - 1.09%
PNC Preferred Funding Trust II(h)(i)	Perpetual Maturity	1.457%	4,712,000	4,502,929
Wells Fargo Capital X	12/15/2036	5.950%	2,867,000	2,917,172
				7,420,101
Chemicals - 0.98%
Taminco Global Chemical Corp.(h)	03/31/2020	9.750%	6,032,000	6,612,580

See Notes to Financial Statements.
26	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 26.18% (Continued)
Diversified Financial Services - 1.21%
Prospect Holding Co., LLC / Prospect Holding Finance Co.(h)	10/01/2018	10.250%	$5,321,000	$4,469,640
ROC Finance LLC(h)	09/01/2018	12.125%	3,530,000	3,697,675
				8,167,315
Electronics - 1.14%
Viasystems, Inc.(h)	05/01/2019	7.875%	7,317,000	7,719,435

Energy - Alternate Sources - 0.90%
First Wind Capital LLC(h)	06/01/2018	10.250%	5,662,000	6,114,960

Food - 1.28%
US Foods, Inc.	06/30/2019	8.500%	8,172,000	8,682,750

Healthcare - Products - 1.19%
Biomet, Inc.	10/01/2020	6.500%	7,645,000	8,096,055

Healthcare - Services - 1.61%
Gentiva Health Services, Inc.	09/01/2018	11.500%	4,422,000	4,720,485
MedImpact Holdings, Inc.(h)	02/01/2018	10.500%	5,837,000	6,201,813
				10,922,298
Household Products & Wares - 0.90%
American Achievement Corp.(h)	04/15/2016	10.875%	6,216,000	6,083,910

Insurance - 1.32%
Ambac Assurance Corp.(d)(h)	06/07/2020	5.100%	3,911,627	4,542,376
Ambac Assurance Corp.(h)	08/28/2039	5.100%	1,598,000	1,310,360
Syncora Holdings Ltd.(i)
	Perpetual Maturity	5.000%	989,868	814,518
	Perpetual Maturity	6.000%	2,724,000	2,264,325
				8,931,579
Iron & Steel - 0.16%
1839688 Alberta ULC, PIK	02/13/2020	14.000%	1,321,203	1,089,993

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	27

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 26.18% (Continued)
Media - 2.13%
CCO Holdings LLC / CCO Holdings Capital Corp.	01/15/2019	7.000%	$4,897,000	$5,099,001
LIN Television Corp.	04/15/2018	8.375%	5,547,000	5,768,880
Univision Communications, Inc.(h)	05/15/2021	8.500%	3,290,000	3,536,750
				14,404,631
Mining - 0.83%
Prince Mineral Holding Corp.(h)	12/15/2019	11.750%	5,179,000	5,645,110

Oil & Gas - 2.57%
Forest Oil Corp.	06/15/2019	7.250%	978,000	965,775
QR Energy LP / QRE Finance Corp., LLC(b)(c)	08/01/2020	9.250%	9,139,000	10,500,163
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp.	02/15/2017	9.750%	5,261,000	4,919,035
Southern Pacific Resource Corp.(h)	01/25/2018	8.750%	4,828,000	1,055,531
				17,440,504
Retail - 2.37%
Burger King Corp.	10/15/2018	9.875%	4,577,000	4,805,850
Cash America International, Inc.	05/15/2018	5.750%	4,580,000	4,763,200
PC Nextco Holdings LLC / PC Nextco Finance, Inc.	08/15/2019	8.750%	6,418,000	6,514,270
				16,083,320
Semiconductors - 0.61%
Freescale Semiconductor, Inc.	08/01/2020	10.750%	3,729,000	4,101,900

See Notes to Financial Statements.
28	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 26.18% (Continued)
Telecommunications - 2.21%
T-Mobile USA, Inc.	04/28/2019	6.464%	$4,211,000	$4,368,912
tw telecom holdings, Inc.(b)(c)	09/01/2023	6.375%	5,827,000	6,702,798
Windstream Corp.	09/01/2018	8.125%	3,765,000	3,929,719
				15,001,429
TOTAL CORPORATE BONDS
(Cost $180,950,163)				177,512,603

CONVERTIBLE CORPORATE BONDS - 3.43%
Engineering & Construction - 0.29%
Aecon Group, Inc.	10/31/2015	6.250%	2,210,000	1,978,080

Mining - 0.74%
Primero Mining Corp.	03/31/2016	6.500%	4,993,000	4,993,000

Oil & Gas - 0.35%
BPZ Resources, Inc.	10/01/2017	8.500%	3,662,000	2,375,723

Oil & Gas Services - 0.18%
Cal Dive International, Inc.	07/15/2017	5.000%	5,128,000	1,240,335

Packaging & Containers - 1.02%
Owens-Brockway Glass Container, Inc.(h)	06/01/2015	3.000%	6,777,000	6,878,655

Real Estate Investment Trusts - 0.69%
Annaly Capital Management, Inc.	02/15/2015	4.000%	4,553,000	4,706,664

Telecommunications - 0.16%
Globalstar, Inc., PIK (2.25% PIK)	04/01/2028	8.000%	229,320	1,065,621

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $26,293,001)				23,238,078

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	29

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.52%
Call Options Purchased - 0.02%
Actavis Plc:
	01/2015	$275.00	42	$42,420
	01/2015	285.00	28	18,900
	02/2015	285.00	28	28,420
Cliffs Natural Resources, Inc.	12/2014	12.00	830	8,300
Express, Inc.	12/2014	17.50	551	15,152
TRW Automotive Holdings Corp.	04/2015	100.00	91	36,855

TOTAL CALL OPTIONS PURCHASED
(Cost $175,685)				150,047

Put Options Purchased - 0.50%
AbbVie, Inc.	01/2015	52.50	11	110
Actavis Plc	12/2014	220.00	280	10,500
AECOM Technology Corp.	12/2014	22.50	581	4,358
Agilent Technologies, Inc.	12/2014	35.00	555	2,775
Allergan, Inc.	01/2015	200.00	180	43,200
Alliance Data Systems Corp.	12/2014	230.00	168	2,940
AT&T, Inc.	01/2015	35.00	1,913	142,519
AVG Technologies N.V.:
	12/2014	17.50	592	13,320
	01/2015	17.50	585	24,862
B/E Aerospace, Inc.:
	12/2014	65.00	1,110	58,275
	12/2014	70.00	942	73,005
Baker Hughes, Inc.	12/2014	57.50	551	123,975
Becton Dickinson and Co.	12/2014	110.00	418	7,315
Berry Plastics Group, Inc.:
	12/2014	22.50	835	10,437
	01/2015	22.50	567	7,088
	01/2015	25.00	567	14,175
Burger King Worldwide, Inc.	01/2015	35.00	219	33,945
Civeo Corp.	12/2014	10.00	1,382	120,925
Concur Technologies, Inc.	02/2015	105.00	102	765
Covidien Plc:
	01/2015	75.00	749	28,087
	01/2015	77.50	169	10,140
	01/2015	80.00	47	3,760

See Notes to Financial Statements.
30	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.52% (Continued)
Put Options Purchased - 0.50% (Continued)
DIRECTV	01/2015	$80.00	18	$1,080
DISH Network Corp.	12/2014	57.50	1,114	8,355
EMC Corp.:
	12/2014	25.00	1,673	10,874
	12/2014	27.00	1,162	9,877
	01/2015	27.00	554	8,310
Endo International Plc	12/2014	55.00	580	8,700
Energizer Holdings, Inc.	12/2014	110.00	336	4,200
Express, Inc.	12/2014	12.50	968	12,100
Exterran Holdings, Inc.:
	12/2014	20.00	36	900
	12/2014	30.00	549	28,822
	01/2015	25.00	469	26,968
General Motors Co.	12/2014	28.00	2,503	6,258
Genworth Financial, Inc.:
	12/2014	8.00	277	2,909
	12/2014	9.00	193	7,334
	12/2014	8.50	111	2,608
Glimcher Realty Trust	12/2014	12.50	39	9,360
Halliburton Co.:
	12/2014	45.00	826	307,685
	01/2015	42.00	2,751	680,872
Hubbell, Inc., Class B	01/2015	90.00	283	70,750
Imperial Tobacco Group	12/2014	2,400.00	164	12,809
International Paper Co.	12/2014	45.00	167	1,670
International Rectifier Corp.:
	12/2014	35.00	44	110
	03/2015	35.00	136	680
iShares® 7-10 Year Treasury Bond ETF	12/2014	101.00	140	1,750
iShares® Russell 2000 Growth ETF	12/2014	130.00	555	40,238
ITV Plc	12/2014	190.00	279	10,895
Juniper Networks, Inc.:
	12/2014	17.00	3,335	6,670
	01/2015	19.00	1,668	17,514

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	31

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.52% (Continued)
Put Options Purchased - 0.50% (Continued)
Keysight Technologies, Inc.	12/2014	$25.00	449	$8,980
Kindred Healthcare, Inc.	12/2014	17.50	1,114	25,065
Media General, Inc.	12/2014	12.50	971	9,710
Methanex Corp.	12/2014	50.00	558	78,120
Molson Coors Brewing Co., Class B:
	12/2014	65.00	140	1,400
	01/2015	65.00	140	5,250
Mylan, Inc.:
	12/2014	49.00	1,339	6,695
	01/2015	40.00	276	1,656
NOW, Inc.	12/2014	25.00	2,797	160,828
Outerwall, Inc.:
	12/2014	55.00	1,108	22,160
	01/2015	55.00	277	9,695
Packaging Corp. of America	12/2014	60.00	167	2,087
Perry Ellis International, Inc.:
	12/2014	17.50	1,035	18,113
	01/2015	17.50	754	18,850
PetSmart, Inc.	12/2014	62.50	360	1,800
Protective Life Corp.	04/2015	55.00	18	45
Riverbed Technology, Inc.:
	12/2014	15.00	1,141	28,525
	01/2015	17.00	553	16,037
Rock-Tenn Co., Class A	12/2014	45.00	167	2,088
Safeway, Inc.	12/2014	33.00	115	1,150
Shire Plc, ADR	12/2014	185.00	62	1,240
Shutterfly, Inc.:
	12/2014	35.00	1,378	37,895
	12/2014	37.50	276	5,520
SPDR® S&P 500® ETF Trust:
	12/2014	160.00	602	1,505
	12/2014	184.00	557	8,077

See Notes to Financial Statements.
32	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.52% (Continued)
Put Options Purchased - 0.50% (Continued)
TIBCO Software, Inc.	01/2015	$20.00	471	$1,177
Time Warner Cable, Inc.	01/2015	140.00	46	14,030
T-Mobile US, Inc.	12/2014	26.00	1,658	22,383
tw telecom, Inc.	01/2015	40.00	38	950
Tyson Foods, Inc., Class A	12/2014	36.00	558	4,185
Viacom, Inc., Class B	12/2014	67.50	666	9,990
Weatherford International Plc	12/2014	15.00	3,903	802,066
Windstream Holdings, Inc.:
	12/2014	9.00	2,025	15,188
	01/2015	9.00	1,387	22,885
Yum! Brands, Inc.:
	12/2014	65.00	832	3,328
	12/2014	70.00	139	1,876

TOTAL PUT OPTIONS PURCHASED
(Cost $5,722,849)				3,407,323

TOTAL PURCHASED OPTIONS
(Cost $5,898,534)				3,557,370

		Yield	Shares	Value
SHORT-TERM INVESTMENTS - 4.66%
Time Deposits
Euro Time Deposit		0.010%	31,598,503	31,598,503

TOTAL SHORT-TERM INVESTMENTS
(Cost $31,598,503)				31,598,503

Total Investments - 98.71% (Cost $667,676,308)				669,213,772

Other Assets in Excess of Liabilities - 1.29%				8,722,290

NET ASSETS - 100.00%				$677,936,062

(a)	Non-income-producing security.
(b)	Security considered illiquid. On November 30, 2014, the total market value of these securities was $20,323,420, representing 3.00% of net assets.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	33

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

(c)
Security fair valued using methods determined in good faith by the Pricing Committee.  As of November 30, 2014, the total market value of these securities was $20,323,420, representing 3.00% of net assets.

(d)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $51,310,505, representing 7.57% of net assets.

(e)	Underlying security for a written/purchased call/put option.
(f)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(g)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2014.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2014, these securities had a total value of $73,887,164 or 10.90% of net assets.

(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Securities are determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/31/2010-01/05/2011	Allied Defense Group, Inc.	$256	$272	0.00%
05/30/2014	ArthroCare Corp., CVR	55,227	54,091	0.01
09/10/2013	BMC Software, Inc., CVR	0	4,902	0.00
06/24/2014	Chelsea Therapeutics, CVR	0	33,719	0.01
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	13,355	0.00
03/17/2014	Leap Wireless International, CVR	209,181	209,181	0.03
07/24/2014-10/22/2014	QR Energy LP / QRE Finance Corp., LLC	10,395,395	10,500,163	1.55
09/12/2013	Trius Therapeutics, CVR	0	16,737	0.00
08/04/2014-10/24/2014	tw telecom holdings, Inc., 6.375%	6,568,254	6,702,798	0.99
9/12/2014-11/14/2014	Vacon OYJ	2,835,012	2,788,202	0.41
			$20,323,420	3.00%

See Notes to Financial Statements.
34	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.52%)
Advertising - (0.27%)
Alliance Data Systems Corp.	(6,477)	$(1,851,580)

Aerospace & Defense - (0.72%)
Boeing Co.	(16,299)	(2,189,934)
General Dynamics Corp.	(18,579)	(2,700,643)
		(4,890,577)

Auto Manufacturers - (0.02%)
Ford Motor Co.	(6,904)	(108,600)

Banks - (0.12%)
BB&T Corp.	(21,469)	(807,020)

Beverages - (0.07%)
Anheuser-Busch InBev N.V., Sponsored ADR	(2,365)	(276,681)
Boston Beer Co., Inc., Class A	(664)	(174,612)
		(451,293)

Chemicals - (0.83%)
Albemarle Corp.	(45,415)	(2,681,301)
Celanese Corp., Series A	(18,311)	(1,099,942)
Olin Corp.	(38,827)	(976,887)
Westlake Chemical Corp.	(13,336)	(848,170)
		(5,606,300)

Commercial Services - (0.01%)
Black Diamond Group Ltd.	(3,651)	(57,599)

Distributors & Wholesalers - (0.98%)
Fastenal Co.	(51,400)	(2,323,280)
HD Supply Holdings, Inc.	(51,270)	(1,490,931)
WESCO International, Inc.	(17,820)	(1,468,190)
WW Grainger, Inc.	(5,644)	(1,386,618)
		(6,669,019)

Engineering & Construction - (0.03%)
Aecon Group, Inc.	(17,422)	(182,981)

Healthcare - Products - (2.33%)
Becton Dickinson and Co.	(7,647)	(1,073,103)
Halyard Health, Inc.	(55,489)	(2,175,724)
Medtronic, Inc.	(167,880)	(12,401,296)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	35

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.52%)(Continued)
Healthcare - Products - (2.33%) (Continued)
STERIS Corp.	(2,189)	$(139,549)
		(15,789,672)

Healthcare - Services - (0.59%)
Chemed Corp.	(1,405)	(154,705)
HealthSouth Corp.	(7,214)	(296,712)
Kindred Healthcare, Inc.	(36,861)	(733,165)
Laboratory Corp. of America Holdings	(24,457)	(2,559,181)
Select Medical Holdings Corp.	(19,359)	(279,350)
		(4,023,113)

Insurance - (0.85%)
Genworth Financial, Inc., Class A	(7,190)	(65,357)
Manulife Financial Corp.	(258,938)	(5,156,116)
RenaissanceRe Holdings Ltd.	(5,561)	(544,533)
		(5,766,006)

Internet - (0.25%)
TripAdvisor, Inc.	(23,118)	(1,702,641)

Iron & Steel - (0.07%)
Cliffs Natural Resources, Inc.	(55,289)	(504,236)

Media - (0.51%)
Gannett Co., Inc	(6,125)	(199,369)
Liberty Global, Inc., Plc, Class A	(2)	(104)
Liberty Global, Inc., Plc, Series C	(11,467)	(572,433)
Nexstar Broadcasting Group, Inc., Class A	(4,496)	(230,690)
Sinclair Broadcast Group, Inc., Class A	(5,272)	(153,731)
Time Warner Cable, Inc.	(15,296)	(2,283,387)
		(3,439,714)

Metal Fabricate & Hardware - (0.28%)
Precision Castparts Corp.	(7,920)	(1,884,168)

Mining - (0.07%)
Agnico Eagle Mines Ltd.	(19,758)	(460,991)
Nevada Copper Corp.	(6,725)	(7,646)
		(468,637)

See Notes to Financial Statements.
36	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.52%)(Continued)
Miscellaneous Manufacturing - (0.13%)
AptarGroup, Inc.	(13,274)	$(866,128)

Oil & Gas - (0.03%)
BPZ Resources, Inc.	(383,874)	(230,324)

Oil & Gas Services - (1.68%)
Frank's International N.V.	(28,287)	(508,600)
Halliburton Co.	(47,935)	(2,022,857)
RPC, Inc.	(76,096)	(1,011,316)
Schlumberger Ltd.	(77,660)	(6,674,877)
Superior Energy Services, Inc.	(61,283)	(1,183,375)
		(11,401,025)

Packaging & Containers - (0.26%)
Ball Corp.	(5,801)	(389,073)
Bemis Co., Inc.	(3,217)	(128,487)
Crown Holdings, Inc.	(8,259)	(408,821)
Silgan Holdings, Inc.	(16,911)	(853,329)
		(1,779,710)

Pharmaceuticals - (0.99%)
Actavis Plc	(24,738)	(6,694,350)

Real Estate Investment Trusts - (2.25%)
Annaly Capital Management, Inc.	(107,180)	(1,234,713)
Ventas, Inc.	(188,649)	(13,497,836)
Washington Prime Group, Inc.	(31,391)	(540,867)
		(15,273,416)

Retail - (0.33%)
American Eagle Outfitters, Inc.	(829)	(11,689)
Domino's Pizza, Inc.	(7,274)	(682,665)
Dunkin' Brands Group, Inc.	(14,044)	(679,027)
Greene King Plc	(12,353)	(148,672)
Guess?, Inc	(493)	(11,176)
Jack in the Box, Inc.	(3,052)	(227,374)
Sonic Corp.	(8,551)	(232,502)
Wendy's Co.	(26,928)	(234,812)
		(2,227,917)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	37

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.52%)(Continued)
Savings & Loans - (0.16%)
Sterling Bancorp	(80,119)	$(1,071,992)

Semiconductors - (3.11%)
Applied Materials, Inc.	(876,070)	(21,069,483)

Telecommunications - (3.57%)
ADTRAN, Inc.	(2,426)	(50,679)
AT&T, Inc.	(73,310)	(2,593,708)
Calix, Inc.	(7,611)	(80,676)
Ciena Corp.	(5,156)	(85,229)
Globalstar, Inc.	(57,015)	(160,782)
RF Micro Devices, Inc.	(1,445,283)	(21,115,585)
Sonus Networks, Inc.	(38,449)	(142,261)
		(24,228,920)

Transportation - (0.01%)
Horizon North Logistics, Inc.	(16,021)	(42,312)

TOTAL COMMON STOCKS
(Proceeds $131,149,850)		(139,088,733)

EXCHANGE-TRADED FUNDS - (2.90%)
Debt Funds - (0.25%)
iShares® 7-10 Year Treasury Bond ETF	(7,435)	(789,523)
SPDR® Barclays High Yield Bond ETF Trust	(22,417)	(887,265)
		(1,676,788)

Equity Funds - (2.65%)
Consumer Staples Select Sector SPDR® Fund	(31,737)	(1,564,634)
Industrial Select Sector SPDR® Fund	(25,309)	(1,440,335)
iShares® MSCI China ETF	(40,001)	(1,991,250)
iShares® Nasdaq Biotechnology ETF	(2,364)	(718,419)
iShares® Russell 1000 Value ETF	(20,558)	(2,147,283)
iShares® Russell 2000 Growth ETF	(35,626)	(4,940,257)
Powershares QQQ™ Trust, Series 1	(3,686)	(390,753)
SPDR® S&P 500® ETF Trust	(20,928)	(4,336,282)
Technology Select Sector SPDR® Fund	(10,475)	(445,083)
		(17,974,296)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $18,967,241)		(19,651,084)

See Notes to Financial Statements.
38	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
RIGHTS - 0.00%
Chelsea Therapeutics, CVR	(200)	$(15)

TOTAL RIGHTS
(Proceeds $0)		(15)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (0.76%)
Healthcare - Services - (0.16%)
Kindred Healthcare, Inc.	04/15/2022	6.375%	$(1,108,000)	(1,069,220)

Pipelines - (0.04%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	(297,000)	(299,053)

Telecommunications - (0.56%)
T-Mobile USA, Inc.	04/01/2023	6.625%	(3,639,000)	(3,775,463)

TOTAL CORPORATE BONDS
(Proceeds $5,262,749)				(5,143,736)

CONVERTIBLE CORPORATE BONDS - (0.04%)
Oil & Gas - (0.04%)
BPZ Resources, Inc.	03/01/2015	6.500%	(340,000)	(310,887)

TOTAL CONVERTIBLE CORPORATE BONDS
(Proceeds $337,609)				(310,887)

TOTAL SECURITIES SOLD SHORT
(Proceeds $155,717,449)				$(164,194,455)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Alliance Data Systems Corp.:
	12/2014	$270.00	(6)	$(10,050)
	12/2014	280.00	(74)	(68,080)
	12/2014	290.00	(15)	(5,475)
BB&T Corp.:
	12/2014	36.00	(38)	(6,783)
	12/2014	37.00	(38)	(3,496)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	39

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Concur Technologies, Inc.	02/2015	$130.00	(92)	$(230)
Conversant, Inc.	12/2014	35.00	(58)	(1,595)
DIRECTV:
	12/2014	85.00	(77)	(21,675)
	12/2014	86.00	(42)	(8,337)
	12/2014	87.50	(10)	(765)
	01/2015	85.00	(18)	(6,750)
Halliburton Co.	12/2014	57.50	(275)	(412)
International Rectifier Corp.	03/2015	40.00	(136)	(1,020)
Manitowoc Co., Inc.:
	12/2014	21.00	(136)	(5,100)
	12/2014	22.00	(136)	(2,040)
Shire Plc, ADR:
	12/2014	210.00	(31)	(23,870)
	12/2014	215.00	(10)	(5,250)
Sigma-Aldrich Corp.	12/2014	135.00	(8)	(1,960)
TIBCO Software, Inc.:
	01/2015	24.00	(563)	(4,223)
	01/2015	25.00	(15)	(37)
TRW Automotive Holdings Corp.:
	01/2015	105.00	(90)	(450)
	04/2015	105.00	(91)	(4,323)
tw telecom, Inc.	01/2015	45.00	(38)	(4,940)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $192,238)				(186,861)
Written Put Options
Actavis Plc:
	12/2014	250.00	(98)	(10,290)
	12/2014	255.00	(56)	(9,940)
Alliance Data Systems Corp.	12/2014	200.00	(1)	(5)
Cliffs Natural Resources, Inc.	12/2014	7.00	(277)	(5,263)
Covidien Plc:
	01/2015	57.50	(245)	(1,225)
	01/2015	62.50	(113)	(283)
DIRECTV	12/2014	85.00	(31)	(821)

See Notes to Financial Statements.
40	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options (Continued)
Halliburton Co.:
	12/2014	$42.50	(1,376)	$(280,016)
	12/2014	50.00	(275)	(226,188)
Time Warner Cable, Inc.	12/2014	140.00	(18)	(2,070)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $198,064)				(536,101)

TOTAL WRITTEN OPTIONS
(Premiums received $390,302)				$(722,962)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	41

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	ITV Plc	1 Month-LIBOR plus 0.35 bps	07/30/2015	$831,764	$77,444
Goldman, Sachs & Co.	Premier Oil Plc	1 Month-LIBOR plus 0.40 bps	10/07/2015	(129,666)	46,937
Morgan Stanley	EnQuest Plc	1 Day-SONIA minus 0.35 bps	11/28/2016	(23,631)	228
Morgan Stanley	iShares® STOXX® Europe 600 Oil & Gas UCITS ETF	1 Day-EONIA minus 0.45 bps	10/31/2016	(331,209)	24,184
				$347,258	$148,793

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Morgan Stanley	iShares® STOXX® Europe 600 Media UCITS ETF	1 Day-EONIA minus 0.45 bps	10/31/2016	$(233,673)	$(16,514)
Morgan Stanley	ProSiebenSat.1 Media AG	1 Day-EONIA minus 0.40 bps	10/31/2016	(50,300)	(3,526)
Morgan Stanley	RTL Group SA	1 Day-EONIA minus 0.50 bps	10/31/2016	(99,515)	(4,995)
Morgan Stanley	Societe Television Francaise 1	1 Day-EONIA minus 0.40 bps	10/31/2016	(103,505)	(10,213)
				$(486,993)	$(35,248)

See Notes to Financial Statements.
42	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	177,800	Sale	12/15/2014	151,105	$8,085
CAD	16,323,700	Sale	12/15/2014	14,269,339	406,258
CHF	7,165,600	Sale	12/15/2014	7,417,887	158,038
EUR	12,858,800	Sale	12/15/2014	15,990,821	404,939
GBP	11,016,300	Sale	12/15/2014	17,205,916	672,841
JPY	76,032,000	Sale	12/15/2014	640,680	15,348
NOK	18,688,200	Sale	12/15/2014	2,662,210	185,130
SEK	7,521,700	Sale	12/15/2014	1,008,779	23,201
					$1,873,840

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	107,200	Purchase	12/15/2014	91,105	$(2,400)
CAD	6,725,800	Purchase	12/15/2014	5,879,348	(90,235)
CHF	2,305,100	Purchase	12/15/2014	2,386,258	(47,605)
EUR	4,652,600	Purchase	12/15/2014	5,785,835	(22,897)
GBP	10,979,880	Purchase	12/15/2014	17,149,033	(616,174)
NOK	14,867,200	Purchase	12/15/2014	2,117,893	(150,765)
					$(930,076)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	43

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

Country	% of Net Assets(a)
Canada	3.03%
Japan	2.88%
Great Britain	0.79%
Switzerland	0.73%
Netherlands	0.73%
Brazil	0.64%
Finland	0.56%
Bermuda	0.21%
Norway	0.08%
Australia	0.01%
United States	89.05%
Other Assets in Excess of Liabilities	1.29%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
ASA - Allmennaksjeselskap is the Norwegian term for public limited company
AUD - Australian Dollar
bps - Basis Points
CAD - Canadian Dollar
CHF - Swiss Franc
CPR - Conditional Prepayment Rate
CVR - Contingent Value Rights
EONIA - Euro OverNight Index Average
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
MSCI - Morgan Stanley Capital International
NOK - Norwegian Kronor
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company
PIK - Payment-in-kind
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
SEK - Swedish Kronor

See Notes to Financial Statements.
44	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SONIA - Sterling OverNight Index Average
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
UCITS - Undertakings for the Collective Investment of Transferable Securities
ULC - Unlimited Liability Company
VIX - Chicago Board Options Exchange Market Volatility Index

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	45

The Arbitrage Event-Driven Fund
November 30, 2014 (Unaudited)

The following is a summary of the inputs used as of November 30, 2014, in valuing the Arbitrage Event-Driven Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$13,041,590	$–	$272	$13,041,862
Apparel	910,006	–	–	910,006
Auto Manufacturers	733,555	–	–	733,555
Auto Parts & Equipment	8,551,180	–	–	8,551,180
Banks	2,557,474	–	–	2,557,474
Beverages	2,381,684	–	–	2,381,684
Biotechnology	758,476	–	–	758,476
Building Materials	1,591,088	–	–	1,591,088
Chemicals	20,137,987	–	–	20,137,987
Coal	4,073,874	–	–	4,073,874
Commercial Services	2,171,725	–	–	2,171,725
Computers	7,117,519	–	–	7,117,519
Diversified Financial Services	1,310,631	–	–	1,310,631
Electric	7,968,426	–	–	7,968,426
Electrical Components & Equipment	4,431,146	–	–	4,431,146
Entertainment	3,751,225	–	–	3,751,225
Food	19,195,281	–	–	19,195,281
Hand & Machine Tools	–	2,788,202	–	2,788,202
Healthcare - Products	29,618,140	–	–	29,618,140
Healthcare - Services	14,506,286	–	–	14,506,286
Holding Companies - Diversified	1,449,623	–	–	1,449,623
Insurance	16,865,977	–	–	16,865,977
Internet	25,087,091	–	–	25,087,091
Machinery - Diversified	1,851,672	–	–	1,851,672
Media	23,676,410	–	–	23,676,410
Mining	1,771,056	–	–	1,771,056
Oil & Gas	1,225,922	–	–	1,225,922
Oil & Gas Services	37,510,085	–	–	37,510,085
Packaging & Containers	4,002,191	–	–	4,002,191
Pharmaceuticals	20,298,566	–	–	20,298,566
Real Estate Investment Trusts	18,677,289	–	–	18,677,289
Retail	20,227,169	–	–	20,227,169
Semiconductors	49,313,417	–	–	49,313,417
Software	19,749,556	–	–	19,749,556
Telecommunications	19,006,616	–	–	19,006,616
Telephones & Telecommunications	134,850	–	–	134,850

See Notes to Financial Statements.
46	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund
November 30, 2014 (Unaudited)

Investments in Securities at Value (Continued)
	Level 1	Level 2	Level 3	Total
Transportation	$537,646	$–	$–	$537,646
Exchange-Traded Notes	829,780	–	–	829,780
Rights	5,162,125	–	331,985	5,494,110
Bank Loans	–	18,002,425	–	18,002,425
Corporate Bonds	–	177,512,603	–	177,512,603
Convertible Corporate Bonds	–	23,238,078	–	23,238,078
Purchased Options	3,557,370	–	–	3,557,370
Short-Term Investments	31,598,503	–	–	31,598,503
TOTAL	$447,340,207	$221,541,308	$332,257	$669,213,772

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$1,873,840	$–	$1,873,840
Equity Swaps	148,793	–	–	148,793
Liabilities
Common Stocks**	(139,088,733)	–	–	(139,088,733)
Exchange-Traded Funds	(19,651,084)	–	–	(19,651,084)
Rights	–	–	(15)	(15)
Corporate Bonds	–	(5,143,736)	–	(5,143,736)
Convertible Corporate Bonds	–	(310,887)	–	(310,887)
Written Options	(722,962)	–	–	(722,962)
Forward Foreign Currency Exchange Contracts	–	(930,076)	–	(930,076)
Equity Swaps	(35,248)	–	–	(35,248)
TOTAL	$(159,349,234)	$(4,510,859)	$(15)	$(163,860,108)

*	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	47

The Arbitrage Event-Driven Fund
November 30, 2014 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the year ended November 30, 2014:

Investments in Securities	Balance as of May 31, 2014	Accrued Premium	Return of Capital	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of November 30, 2014	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at November 30, 2014
Common Stocks	$266	$–	$–	$–	$6	$–	$–	$–	$–	$272	$(46,804)
Rights	293,855	–	–	–	38,130	0	–	–	–	331,985	38,130
Corporate Bonds	135,575	–	(33,695)	–	7,720	–	(109,600)	–	–	–	–
Total	$429,696	$–	$(33,695)	$–	$45,856	$0	$(109,600)	$–	$–	$332,257	$(8,674)

Other Financial Instruments	Balance as of May 31, 2014	Accrued Discount/ Premium	Return of Capital	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of November 30, 2014	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments held at November 30, 2014
Rights	$–	$–	$–	$–	$(15)	$0	$–	$–	$–	$(15)	$(15)
Total	$–	$–	$–	$–	$(15)	$0	$–	$–	$–	$(15)	$(15)

See Notes to Financial Statements.
48	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio Information
November 30, 2014 (Unaudited)

Performance (annualized returns as of November 30, 2014)

	One Year	Since Inception*
Arbitrage Credit Opportunities Fund, Class R	1.70%	3.42%
Arbitrage Credit Opportunities Fund, Class I	1.94%	3.61%
Arbitrage Credit Opportunities Fund, Class C**	-0.07%	2.71%
Arbitrage Credit Opportunities Fund, Class A***	-1.57%	1.11%
Barclays Capital U.S. Aggregate Bond Index	5.27%	1.77%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns do not reflect a 2% redemption fee for shares that are redeemed from the fund within 60 days of purchase, which, if reflected, would reduce the performance quoted. Returns shown above include the reinvestment of all dividends and capital gains. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

*	Class R, Class I and Class C inception: 10/1/12; Class A inception: 6/1/13.
**	Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.
***
Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.62%, 2.37%, 3.37% and 2.62%, respectively.  The Advisor has agreed to waive fees in excess of 1.50%, 1.25%, 2.25% and 1.50% for Class R, Class I, Class C and Class A, respectively, until at least August 31, 2016.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2014	49

The Arbitrage Credit Opportunities Fund	Portfolio Information (continued)
November 30, 2014 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting
The following chart shows the sector weightings of the Arbitrage Credit Opportunities Fund’s investments in common stock, corporate bonds, convertible corporate bonds and exchange-traded funds as of the report date.

50	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.85%
Biotechnology - 0.27%
Illumina, Inc.(a)	600	$114,534

Software - 0.58%
salesforce.com, Inc.(a)	4,200	251,454

TOTAL COMMON STOCKS
(Cost $334,949)		365,988

EXCHANGE-TRADED NOTES - 0.26%
Debt Funds - 0.26%
iPath® S&P 500® VIX Short-Term Futures™ ETN(a)	4,079	111,724

TOTAL EXCHANGE-TRADED NOTES
(Cost $120,457)		111,724

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 5.87%
Cengage Learning Acquisitions, Inc.(b)	03/06/2020	7.000%	$497,500	$499,015
FairPoint Communications, Inc.(b)	02/14/2019	7.500%	296,985	299,585
OSG Bulk Ships, Inc.(b)	07/22/2019	5.250%	648,375	649,594
Station Casinos(b)	03/01/2020	4.250%	383,444	381,255
Zayo Bandwidth LLC(b)	06/14/2019	4.000%	703,696	703,344

TOTAL BANK LOANS
(Cost $2,547,534)				2,532,793

CORPORATE BONDS - 70.69%
Aerospace & Defense - 5.44%
Alliant Techsystems, Inc.	09/15/2020	6.875%	1,016,000	1,084,580
B/E Aerospace, Inc.	04/01/2022	5.250%	1,137,000	1,262,070
				2,346,650
Auto Parts & Equipment - 1.61%
TRW Automotive, Inc.(c)	03/01/2021	4.500%	692,000	695,460

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	51

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 70.69% (Continued)
Banks - 1.99%
PNC Preferred Funding Trust II(c)(d)	Perpetual Maturity	1.457%	$323,000	$308,668
Popular North America Capital Trust I	09/15/2034	6.564%	367,000	311,032
Wells Fargo Capital X	12/15/2036	5.950%	233,000	237,078
				856,778
Building Materials - 1.22%
USG Corp.(c)	10/15/2018	8.375%	500,000	523,750

Chemicals - 1.94%
Taminco Global Chemical Corp.(c)	03/31/2020	9.750%	764,000	837,535

Computers - 1.23%
SunGard Data Systems, Inc.(e)	11/15/2020	7.625%	497,000	529,305

Diversified Financial Services - 2.84%
GFI Group, Inc.	07/19/2018	10.375%	443,000	522,740
Prospect Holding Co., LLC / Prospect Holding Finance Co.(c)	10/01/2018	10.250%	475,000	399,000
ROC Finance LLC(c)	09/01/2018	12.125%	289,000	302,728
				1,224,468
Electronics - 2.62%
Agilent Technologies, Inc.	11/01/2017	6.500%	143,000	160,111
Viasystems, Inc.(c)(e)	05/01/2019	7.875%	919,000	969,545
				1,129,656
Energy - Alternate Sources - 1.79%
First Wind Capital LLC(c)	06/01/2018	10.250%	716,000	773,280

Entertainment - 2.36%
Mohegan Tribal Gaming Authority(c)	09/15/2018	11.000%	500,000	492,500
Peninsula Gaming LLC / Peninsula Gaming Corp.(c)	02/15/2018	8.375%	500,000	523,750
				1,016,250
Financial Services - 1.64%
Marina District Finance Co., Inc.	08/15/2018	9.875%	675,000	708,885

See Notes to Financial Statements.
52	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 70.69% (Continued)
Food - 2.54%
US Foods, Inc.	06/30/2019	8.500%	$1,031,000	$1,095,438

Healthcare - Products - 4.19%
Alere, Inc.	10/01/2018	8.625%	1,000,000	1,037,500
Biomet, Inc.	10/01/2020	6.500%	726,000	768,834
				1,806,334
Healthcare - Services - 1.80%
Gentiva Health Services, Inc.	09/01/2018	11.500%	419,000	447,282
MedImpact Holdings, Inc.(c)	02/01/2018	10.500%	309,000	328,313
				775,595
Household Products & Wares - 0.74%
American Achievement Corp.(c)	04/15/2016	10.875%	327,000	320,051

Insurance - 1.77%
Ambac Assurance Corp.(c)(e)	06/07/2020	5.100%	356,340	413,800
Ambac Assurance Corp.(c)	08/28/2039	5.100%	146,000	119,720
Syncora Holdings Ltd.(d)
	Perpetual Maturity	5.000%	66,155	54,436
	Perpetual Maturity	6.000%	208,000	172,900
				760,856
Iron & Steel - 0.20%
1839688 Alberta ULC, PIK	02/13/2020	14.000%	102,235	84,344

Media - 7.79%
CCO Holdings LLC / CCO Holdings Capital Corp.(e)	01/15/2019	7.000%	924,000	962,115
Entercom Radio LLC(e)	12/01/2019	10.500%	380,000	419,425
LIN Television Corp.	04/15/2018	8.375%	591,000	614,640
Nara Cable Funding Ltd.(c)	12/01/2018	8.875%	600,000	626,628
Univision Communications, Inc.(c)	05/15/2021	8.500%	684,000	735,300
				3,358,108

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	53

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 70.69% (Continued)
Mining - 1.55%
FMG Resources (August 2006) Pty Ltd.(c)	11/01/2019	8.250%	$300,000	$277,500
Prince Mineral Holding Corp.(c)	12/15/2019	11.750%	360,000	392,400
				669,900

Oil & Gas - 5.45%
Athlon Holdings LP / Athlon Finance Corp.(f)(g)	04/15/2021	7.375%	750,000	838,875
Forest Oil Corp.	06/15/2019	7.250%	62,000	61,225
QR Energy LP / QRE Finance Corp., LLC(f)(g)	08/01/2020	9.250%	835,000	959,365
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp.	02/15/2017	9.750%	441,000	412,335
Southern Pacific Resource Corp.(c)	01/25/2018	8.750%	356,000	77,831
				2,349,631
Packaging & Containers - 2.59%
Ardagh Finance Holdings SA, PIK(c)	06/15/2019	8.625%	500,000	494,755
Packaging Dynamics Corp.(c)	02/01/2016	8.750%	614,000	620,140
				1,114,895
Real Estate Investment Trusts - 0.24%
Iron Mountain, Inc.	08/15/2021	8.375%	100,000	104,000

Retail - 6.39%
Brown Shoe Co., Inc.	05/15/2019	7.125%	755,000	788,975
Burger King Corp.	10/15/2018	9.875%	719,000	754,950
Cash America International, Inc.	05/15/2018	5.750%	370,000	384,800
PC Nextco Holdings LLC / PC Nextco Finance, Inc.	08/15/2019	8.750%	812,000	824,180
				2,752,905
Semiconductors - 0.89%
Freescale Semiconductor, Inc.	08/01/2020	10.750%	349,000	383,900

Software - 1.66%
Eagle Midco, Inc.(c)	06/15/2018	9.000%	700,000	714,000

See Notes to Financial Statements.
54	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 70.69% (Continued)
Telecommunications - 8.21%
Cincinnati Bell, Inc.	03/15/2018	8.750%	$1,021,000	$1,056,735
Level 3 Financing, Inc.	07/01/2019	8.125%	480,000	511,200
T-Mobile USA, Inc.	04/28/2019	6.464%	403,000	418,112
tw telecom holdings, Inc.(f)(g)
	10/01/2022	5.375%	90,000	99,621
	09/01/2023	6.375%	536,000	616,561
Windstream Corp.	09/01/2018	8.125%	801,000	836,044
				3,538,273

TOTAL CORPORATE BONDS
(Cost $30,790,864)				30,470,247

CONVERTIBLE CORPORATE BONDS - 6.22%
Engineering & Construction - 0.49%
Aecon Group, Inc.	10/31/2015	6.250%	235,000	210,339

Mining - 0.84%
Primero Mining Corp.	03/31/2016	6.500%	364,000	364,000

Oil & Gas - 0.53%
BPZ Resources, Inc.(e)	10/01/2017	8.500%	352,000	228,360

Oil & Gas Services - 0.18%
Cal Dive International, Inc.	07/15/2017	5.000%	314,000	75,949

Packaging & Containers - 1.49%
Owens-Brockway Glass Container, Inc.(c)	06/01/2015	3.000%	633,000	642,495

Real Estate Investment Trusts - 0.86%
Annaly Capital Management, Inc.	02/15/2015	4.000%	358,000	370,082

Software - 1.53%
Concur Technologies, Inc.	06/15/2018	0.500%	500,000	660,625

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	55

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 6.22% (Continued)
Telecommunications - 0.30%
Globalstar, Inc., PIK (2.25% PIK)	04/01/2028	8.000%	$27,458	$127,594

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,854,939)				2,679,444

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.00%(h)
Put Options Purchased - 0.00%(h)
iShares® 7-10 Year Treasury Bond ETF	12/2014	$101.00	15	$187
SPDR® S&P 500® ETF Trust	12/2014	160.00	81	203

TOTAL PUT OPTIONS PURCHASED
(Cost $8,350)				390

TOTAL PURCHASED OPTIONS
(Cost $8,350)				390

		Yield	Shares	Value
SHORT-TERM INVESTMENTS - 14.73%
Time Deposits
Euro Time Deposit		0.010%	6,347,144	6,347,144

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,347,144)				6,347,144

Total Investments - 98.62% (Cost $43,004,237)				42,507,730

Other Assets in Excess of Liabilities - 1.38%				595,519

NET ASSETS - 100.00%				$43,103,249

(a)	Non-income-producing security.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at November 30, 2014.

See Notes to Financial Statements.
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The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2014, these securities had a total value of $11,589,149 or 26.89% of net assets.

(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $1,656,279, representing 3.84% of net assets.

(f)	Security considered illiquid. On November 30, 2014, the total market value of these securities was $2,514,422, representing 5.83% of net assets.
(g)
Security fair valued using methods determined in good faith by the Pricing Committee.  As of November 30, 2014, the total market value of these securities was $2,514,422, representing 5.83% of net assets.

(h)	Less than 0.005% of Net Assets.

Securities are determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
10/28/2014	Athlon Holdings LP / Athlon Finance Corp.	$819,530	$838,875	1.95%
07/24/2014-10/22/2014	QR Energy LP / QRE Finance Corp., LLC	949,043	959,365	2.22
10/21/2014	tw telecom holdings, Inc., 5.375%	98,009	99,621	0.23
08/04/2014-10/24/2014	tw telecom holdings, Inc., 6.375%	603,732	616,561	1.43
			$2,514,422	5.83%

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	57

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT			Shares	Value
COMMON STOCKS - (0.37%)
Engineering & Construction - (0.05%)
Aecon Group, Inc.			(1,853)	$(19,462)

Oil & Gas - (0.05%)
BPZ Resources, Inc.			(36,899)	(22,139)

Real Estate Investment Trusts - (0.23%)
Annaly Capital Management, Inc.			(8,427)	(97,079)

Telecommunications - (0.04%)
Globalstar, Inc.			(6,827)	(19,252)

TOTAL COMMON STOCKS
(Proceeds $246,118)				(157,932)

EXCHANGE-TRADED FUNDS - (0.59%)
Debt Funds - (0.59%)
iShares® 7-10 Year Treasury Bond ETF			(806)	(85,589)
SPDR® Barclays High Yield Bond ETF Trust			(4,221)	(167,067)
				(252,656)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $250,794)				(252,656)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (2.63%)
Healthcare - Services - (0.22%)
Kindred Healthcare, Inc.	04/15/2022	6.375%	$(100,000)	$(96,500)

Mining - (0.62%)
FMG Resources (August 2006) Pty Ltd.	04/01/2022	6.875%	(300,000)	(268,500)

Pharmaceuticals - (0.86%)
Allergan, Inc.	03/15/2023	2.800%	(400,000)	(370,365)

Pipelines - (0.09%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	(38,000)	(38,263)

See Notes to Financial Statements.
58	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (2.63%)(Continued)
Telecommunications - (0.84%)
T-Mobile USA, Inc.	04/01/2023	6.625%	$(348,000)	$(361,050)

TOTAL CORPORATE BONDS
(Proceeds $1,181,530)				(1,134,678)

CONVERTIBLE CORPORATE BONDS - (2.06%)
Biotechnology - (0.67%)
Illumina, Inc.	06/15/2021	0.500%	(250,000)	(287,031)

Oil & Gas - (0.07%)
BPZ Resources, Inc.	03/01/2015	6.500%	(33,000)	(30,174)

Software - (1.32%)
salesforce.com, Inc.	04/01/2018	0.250%	(500,000)	(570,938)

TOTAL CONVERTIBLE CORPORATE BONDS
(Proceeds $850,698)				(888,143)

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,529,140)				$(2,433,409)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	59

The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	1,407,600	Sale	12/15/2014	1,230,452	$39,816
					$39,816

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	1,093,000	Purchase	12/15/2014	955,444	$(13,475)
					$(13,475)

See Notes to Financial Statements.
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The Arbitrage Credit Opportunities Fund	Portfolio of Investments (continued)
November 30, 2014 (Unaudited)

Country	% of Net Assets(a)
Canada	1.71%
Ireland	1.45%
Luxembourg	1.15%
Austria	0.64%
United States	93.67%
Other Assets in Excess of Liabilities	1.38%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

CAD - Canadian Dollar
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
PIK - Payment-in-kind
Pty - Proprietary
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
ULC - Unlimited Liability Company
VIX - Chicago Board Options Exchange Market Volatility Index

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	61

The Arbitrage Credit Opportunities Fund
November 30, 2014 (Unaudited)

The following is a summary of the inputs used as of November 30, 2014, in valuing the Arbitrage Credit Opportunities Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$365,988	$–	$–	$365,988
Exchange-Traded Notes	111,724	–	–	111,724
Bank Loans	–	2,532,793	–	2,532,793
Corporate Bonds	–	30,470,247	–	30,470,247
Convertible Corporate Bonds	–	2,679,444	–	2,679,444
Purchased Options	390	–	–	390
Short-Term Investments	6,347,144	–	–	6,347,144
TOTAL	$6,825,246	$35,682,484	$–	$42,507,730

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$39,816	$–	$39,816
Liabilities
Common Stocks**	(157,932)	–	–	(157,932)
Exchange-Traded Funds	(252,656)	–	–	(252,656)
Corporate Bonds	–	(1,134,678)	–	(1,134,678)
Convertible Corporate Bonds	–	(888,143)	–	(888,143)
Forward Foreign Currency Exchange Contracts	–	(13,475)	–	(13,475)
TOTAL	$(410,588)	$(1,996,480)	$–	$(2,407,068)

*	Other financial instruments are instruments such as securities sold short and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

See Notes to Financial Statements.
62	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Statement of Assets and Liabilities
November 30, 2014 (Unaudited)

ASSETS
Investments:
At cost	$2,416,756,023
At value (Note 2)	$2,505,515,338
Cash	66,472
Cash denominated in foreign currency (Cost $3,178,249)	3,144,593
Deposits with brokers for securities sold short (Note 2)	738,318,806
Segregated cash for swaps (Note 2)	75,584
Receivable for investment securities sold	127,572,600
Receivable for capital shares sold	5,100,206
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	10,767,754
Dividends and interest receivable	1,397,938
Prepaid expenses and other assets	176,260
Total Assets	3,392,135,551
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $619,152,171)	677,930,556
Written options, at value (Note 2) (premiums received $2,907,731)	4,292,704
Loan Payable (Note 4)	113,200,000
Payable to custodian	33,694
Payable for investment securities purchased	171,818,554
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	4,541,603
Payable for capital shares redeemed	2,153,515
Payable to Advisor (Note 6)	2,108,109
Dividends payable on securities sold short (Note 2)	1,164,912
Payable to Distributor (Note 6)	140,533
Payable to Administrator (Note 6)	346,119
Interest expense payable	470,087
Payable to Trustees	41,278
Payable to Chief Compliance Officer (Note 6)	54,245
Other accrued expenses and liabilities	182,010
Total Liabilities	978,477,919
NET ASSETS	$2,413,657,632
NET ASSETS CONSIST OF:
Paid-in capital	$2,425,276,612
Accumulated net investment loss	(25,214,067)
Accumulated net realized loss on investments, equity swap contracts, securities sold short, written option contracts and foreign currencies	(21,783,084)
Net unrealized appreciation on investments, equity swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	35,378,171
NET ASSETS	$2,413,657,632

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	63

The Arbitrage Fund	Statement of Assets and Liabilities
November 30, 2014 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$530,266,818
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	41,874,961
Net asset value and offering price per share(a)	$12.66
CLASS I SHARES:
Net assets applicable to Class I shares	$1,841,505,982
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	142,142,706
Net asset value and offering price per share(a)	$12.96
CLASS C SHARES:
Net assets applicable to Class C shares	$32,413,119
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,613,416
Net asset value and offering price per share(a)	$12.40
CLASS A SHARES:
Net assets applicable to Class A shares	$9,471,713
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	747,531
Net asset value and offering price per share(a)	$12.67
Maximum offering price per share (NAV/0.9750, based on maximum sales charge of 2.50% of the offering price)	$13.00

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
64	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund	Statement of Assets and Liabilities
November 30, 2014 (Unaudited)

ASSETS
Investments:
At cost	$667,676,308
At value (Note 2)	$669,213,772
Cash	15,634
Cash denominated in foreign currency (Cost $67,904)	67,030
Deposits with brokers for securities sold short (Note 2)	195,699,739
Segregated cash for swaps (Note 2)	690,000
Receivable for investment securities sold	44,695,517
Receivable for capital shares sold	1,284,563
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	1,873,840
Unrealized appreciation on equity swap contracts	148,793
Dividends and interest receivable	4,754,681
Prepaid expenses and other assets	131,785
Total Assets	918,575,354
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $155,717,449)	164,194,455
Written options, at value (Note 2) (premiums received $390,302)	722,962
Payable to custodian	3,698
Payable for investment securities purchased	70,158,643
Payable for swap contract payments	969
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	930,076
Unrealized depreciation on equity swap contracts	35,248
Payable for capital shares redeemed	3,555,919
Payable to Advisor (Note 6)	603,464
Dividends payable on securities sold short (Note 2)	235,336
Payable to Distributor (Note 6)	51,748
Payable to Administrator (Note 6)	12,270
Interest expense payable	80,393
Payable to Trustees	6,254
Payable to Chief Compliance Officer (Note 6)	8,240
Other accrued expenses and liabilities	39,617
Total Liabilities	240,639,292
NET ASSETS	$677,936,062
NET ASSETS CONSIST OF:
Paid-in capital	$687,852,776
Accumulated net investment income	4,304,822
Accumulated net realized loss on investments, equity swap contracts, securities sold short, written option contracts and foreign currencies	(8,067,248)
Net unrealized depreciation on investments, equity swap contracts, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	(6,154,288)
NET ASSETS	$677,936,062

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	65

The Arbitrage Event-Driven Fund	Statement of Assets and Liabilities
November 30, 2014 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$226,551,099
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	22,602,843
Net asset value and offering price per share(a)	$10.02
CLASS I SHARES:
Net assets applicable to Class I shares	$439,537,627
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	43,469,335
Net asset value and offering price per share(a)	$10.11
CLASS C SHARES:
Net assets applicable to Class C shares	$6,577,236
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	663,474
Net asset value and offering price per share(a)	$9.91
CLASS A SHARES:
Net assets applicable to Class A shares	$5,270,100
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	525,571
Net asset value and offering price per share(a)	$10.03
Maximum offering price per share (NAV/0.9675, based on maximum sales charge of 3.25% of the offering price)	$10.37

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
66	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Credit Opportunities Fund	Statement of Assets and Liabilities
November 30, 2014 (Unaudited)

ASSETS
Investments:
At cost	$43,004,237
At value (Note 2)	$42,507,730
Cash	881
Cash denominated in foreign currency (Cost $548,113)	542,143
Deposits with brokers for securities sold short (Note 2)	2,432,173
Receivable for capital shares sold	32,120
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	39,816
Dividends and interest receivable	688,061
Prepaid expenses and other assets	34,574
Total Assets	46,277,498
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $2,529,140)	2,433,409
Payable to custodian	3,066
Payable for investment securities purchased	664,182
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	13,475
Payable to Advisor (Note 6)	23,074
Payable to Distributor (Note 6)	2,524
Payable to Administrator (Note 6)	6,088
Interest expense payable	3,673
Audit and legal fees payable	19,120
Payable to Trustees	347
Payable to Chief Compliance Officer (Note 6)	402
Other accrued expenses and liabilities	4,889
Total Liabilities	3,174,249
NET ASSETS	$43,103,249
NET ASSETS CONSIST OF:
Paid-in capital	$43,345,570
Accumulated net investment income	375,304
Accumulated net realized loss on investments, securities sold short and foreign currencies	(236,915)
Net unrealized depreciation on investments, securities sold short, written option contracts and translation of assets and liabilities denominated in foreign currencies	(380,710)
NET ASSETS	$43,103,249

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	67

The Arbitrage Credit Opportunities Fund	Statement of Assets and Liabilities
November 30, 2014 (Unaudited)

PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$5,158,637
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	510,863
Net asset value and offering price per share(a)	$10.10
CLASS I SHARES:
Net assets applicable to Class I shares	$35,703,815
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,543,247
Net asset value and offering price per share(a)	$10.08
CLASS C SHARES:
Net assets applicable to Class C shares	$1,811,575
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	180,556
Net asset value and offering price per share(a)	$10.03
CLASS A SHARES:
Net assets applicable to Class A shares	$429,222
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	42,600
Net asset value and offering price per share(a)	$10.08
Maximum offering price per share (NAV/0.9675, based on maximum sales charge of 3.25% of the offering price)	$10.41

(a)	Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.
68	www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund	Statement of Operations
For the Six Months Ended November 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$14,099,756
Foreign taxes withheld	(142,662)
Interest income	6,238
Total Income	13,963,332
EXPENSES
Investment advisory fees (Note 6)	13,159,729
Distribution and service fees (Note 6)
Class R	793,398
Class C	168,803
Class A	10,013
Administrative fees (Note 6)	243,166
Chief Compliance Officer fees (Note 6)	162,937
Trustees' fees	104,099
Dividend expense	6,492,950
Interest rebate expense	2,851,157
Transfer agent fees (Note 6)	934,139
Custodian and bank service fees	83,860
Registration and filing fees	54,680
Printing of shareholder reports	138,430
Professional fees	153,497
Line of credit interest expense (Note 4)	206,917
Insurance expense	59,791
Principal Financial Officer fees (Note 6)	4,073
Other expenses	70,577
Total Expenses	25,692,216
NET INVESTMENT LOSS	(11,728,884)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	101,275,013
Equity swap contracts	655,969
Securities sold short	(96,007,761)
Written option contracts	9,327,755
Foreign currency transactions (Note 8)	(8,283,677)
Net change in unrealized appreciation (depreciation) on:
Investments	29,571,804
Equity swap contracts	(277,767)
Securities sold short	(16,392,491)
Written option contracts	(1,773,820)
Foreign currency transactions (Note 8)	11,100,777
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	29,195,802
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,466,918

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	69

The Arbitrage Event-Driven Fund	Statement of Operations
For the Six Months Ended November 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$2,233,702
Foreign taxes withheld	(39,713)
Interest income	7,388,120
Total Income	9,582,109
EXPENSES
Investment advisory fees (Note 6)	4,042,314
Distribution and service fees (Note 6)
Class R	264,103
Class C	29,549
Class A	6,507
Administrative fees (Note 6)	68,624
Chief Compliance Officer fees (Note 6)	35,732
Trustees' fees	23,063
Dividend expense	1,382,893
Interest rebate expense	625,181
Transfer agent fees (Note 6)	169,607
Custodian and bank service fees	30,548
Registration and filing fees	71,251
Printing of shareholder reports	42,778
Professional fees	61,793
Line of credit interest expense (Note 4)	16,326
Insurance expense	2,532
Principal Financial Officer fees (Note 6)	892
Recoupment of past fees waived by Advisor (Note 6)
Class R	28,656
Class I	45,641
Class C	539
Class A	669
Other expenses	16,220
Total Expenses	6,965,418
NET INVESTMENT INCOME	2,616,691

See Notes to Financial Statements.
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The Arbitrage Event-Driven Fund	Statement of Operations
For the Six Months Ended November 30, 2014 (Unaudited)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	554,454
Equity swap contracts	652,513
Securities sold short	(12,264,176)
Written option contracts	2,003,441
Foreign currency transactions (Note 8)	(558,644)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,226,452)
Equity swap contracts	114,564
Securities sold short	(4,138,960)
Written option contracts	(372,882)
Foreign currency transactions (Note 8)	1,568,296
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(21,667,846)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,051,155)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	71

The Arbitrage Credit Opportunities Fund	Statement of Operations
For the Six Months Ended November 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$61
Interest income	1,022,399
Total Income	1,022,460
EXPENSES
Investment advisory fees (Note 6)	186,981
Distribution and service fees (Note 6)
Class R	7,487
Class C	7,055
Class A	415
Administrative fees (Note 6)	7,122
Chief Compliance Officer fees (Note 6)	2,021
Trustees' fees	1,273
Dividend expense	12,536
Interest rebate expense	38,747
Transfer agent fees (Note 6)	35,617
Custodian and bank service fees	6,935
Registration and filing fees	27,752
Printing of shareholder reports	620
Professional fees	17,668
Line of credit interest expense (Note 4)	927
Insurance expense	333
Principal Financial Officer fees (Note 6)	50
Other expenses	9,711
Total Expenses	363,250
Fees waived by the Advisor, Class R (Note 6)	(10,193)
Fees waived by the Advisor, Class I (Note 6)	(50,103)
Fees waived by the Advisor, Class C (Note 6)	(2,427)
Fees waived by the Advisor, Class A (Note 6)	(560)
Net Expenses	299,967
NET INVESTMENT INCOME	722,493
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	(216,625)
Securities sold short	43,682
Foreign currency transactions (Note 8)	(43,795)
Net change in unrealized appreciation (depreciation) on:
Investments	(665,294)
Securities sold short	164,153
Written option contracts	(1,085)
Foreign currency transactions (Note 8)	39,523
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS AND FOREIGN CURRENCIES	(679,441)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,052

See Notes to Financial Statements.
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The Arbitrage Fund	Statements of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014

FROM OPERATIONS:
Net investment loss	$(11,728,884)	$(14,255,109)
Net realized gains (losses) from:
Investments and equity swap contracts	101,930,982	169,894,832
Securities sold short	(96,007,761)	(161,504,776)
Written option contracts	9,327,755	7,982,820
Foreign currency transactions	(8,283,677)	(11,922,084)
Net change in unrealized appreciation (depreciation) on:
Investments and equity swap contracts	29,294,037	46,733,313
Securities sold short	(16,392,491)	5,706,869
Written option contracts	(1,773,820)	4,001,952
Foreign currency transactions	11,100,777	(11,101,045)
Net increase in net assets resulting from operations	17,466,918	35,536,772
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	(4,128,037)
Distributions from net realized gains, Class I	–	(8,030,095)
Distributions from net realized gains, Class C	–	(148,724)
Distributions from net realized gains, Class A	–	(12,942)
Decrease in net assets from distributions to shareholders	–	(12,319,798)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	73

The Arbitrage Fund	Statements of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014

FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
CLASS R
Proceeds from shares sold	84,798,110	363,576,930
Shares issued in reinvestment of distributions	–	4,086,744
Proceeds from redemption fees collected (Note 2)	10,627	46,167
Payments for shares redeemed	(320,927,317)	(529,535,717)
Net decrease in net assets from Class R share transactions	(236,118,580)	(161,825,876)
CLASS I
Proceeds from shares sold	507,232,526	725,650,546
Shares issued in reinvestment of distributions	–	4,762,186
Proceeds from redemption fees collected (Note 2)	3,711	26,523
Payments for shares redeemed	(389,554,849)	(973,253,859)
Net increase/(decrease) in net assets from Class I share transactions	117,681,388	(242,814,604)
CLASS C
Proceeds from shares sold	4,312,633	22,491,991
Shares issued in reinvestment of distributions	–	87,489
Payments for shares redeemed	(5,576,375)	(7,628,851)
Net increase/(decrease) in net assets from Class C share transactions	(1,263,742)	14,950,629
CLASS A
Proceeds from shares sold	2,943,669	8,035,832
Shares issued in reinvestment of distributions	–	10,028
Proceeds from redemption fees collected (Note 2)	–	1
Payments for shares redeemed	(166,116)	(1,390,984)
Net increase in net assets from Class A share transactions	2,777,553	6,654,877
TOTAL DECREASE IN NET ASSETS	(99,456,463)	(359,818,000)
NET ASSETS:
Beginning of period	2,513,114,095	2,872,932,095
End of period *	$2,413,657,632	$2,513,114,095
*Including accumulated net investment loss of:	$(25,214,067)	$(13,485,183)

See Notes to Financial Statements.
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The Arbitrage Event-Driven Fund	Statements of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014

FROM OPERATIONS:
Net investment income	$2,616,691	$2,368,784
Net realized gains (losses) from:
Investments and equity swap contracts	1,206,967	8,825,548
Securities sold short	(12,264,176)	(7,485,992)
Written option contracts	2,003,441	1,120,840
Foreign currency transactions	(558,644)	(35,564)
Net change in unrealized appreciation (depreciation) on:
Investments and equity swap contracts	(9,111,888)	10,371,833
Securities sold short	(4,138,960)	(3,833,021)
Written option contracts	(372,882)	81,261
Foreign currency transactions	1,568,296	(682,178)
Net increase/(decrease) in net assets resulting from operations	(19,051,155)	10,731,511
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	–	(183,416)
Distributions from net investment income, Class I	–	(679,917)
Distributions from net investment income, Class C	–	(5,736)
Distributions from net investment income, Class A	–	(6,382)
NET REALIZED GAINS
Distributions from net realized gains, Class R	–	(24,853)
Distributions from net realized gains, Class I	–	(80,307)
Distributions from net realized gains, Class C	–	(1,126)
Distributions from net realized gains, Class A	–	(879)
Decrease in net assets from distributions to shareholders	–	(982,616)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	75

The Arbitrage Event-Driven Fund	Statements of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
CLASS R
Proceeds from shares sold	80,209,017	208,070,695
Shares issued in reinvestment of distributions	–	201,589
Proceeds from redemption fees collected (Note 2)	1,492	11,178
Payments for shares redeemed	(52,082,265)	(17,865,980)
Net increase in net assets from Class R share transactions	28,128,244	190,417,482
CLASS I
Proceeds from shares sold	229,837,311	275,888,988
Shares issued in reinvestment of distributions	–	321,032
Proceeds from redemption fees collected (Note 2)	8,430	20,288
Payments for shares redeemed	(68,264,445)	(32,791,940)
Net increase in net assets from Class I share transactions	161,581,296	243,438,368
CLASS C
Proceeds from shares sold	2,828,652	3,849,767
Shares issued in reinvestment of distributions	–	6,761
Payments for shares redeemed	(273,547)	(22,570)
Net increase in net assets from Class C share transactions	2,555,105	3,833,958
CLASS A
Proceeds from shares sold	2,238,666	3,916,984
Shares issued in reinvestment of distributions	–	7,260
Proceeds from redemption fees collected (Note 2)	–	466
Payments for shares redeemed	(631,741)	(162,556)
Net increase in net assets from Class A share transactions	1,606,925	3,762,154
TOTAL INCREASE IN NET ASSETS	174,820,415	451,200,857
NET ASSETS:
Beginning of period	503,115,647	51,914,790
End of period *	$677,936,062	$503,115,647
*Including accumulated net investment income of:	$4,304,822	$1,688,131

See Notes to Financial Statements.
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The Arbitrage Credit Opportunities Fund
Statements of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014

FROM OPERATIONS:
Net investment income	$722,493	$644,074
Net realized gains (losses) from:
Investments	(216,625)	5,433
Securities sold short	43,682	(18,728)
Written option contracts	–	3,477
Foreign currency transactions	(43,795)	21,902
Long-term capital gains from other investment companies	–	1,068
Net change in unrealized appreciation (depreciation) on:
Investments	(665,294)	126,399
Securities sold short	164,153	(69,806)
Written option contracts	(1,085)	1,085
Foreign currency transactions	39,523	(22,330)
Net increase in net assets resulting from operations	43,052	692,574
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
NET INVESTMENT INCOME
Distributions from net investment income, Class R	(114,342)	(108,553)
Distributions from net investment income, Class I	(511,422)	(328,945)
Distributions from net investment income, Class C	(19,809)	(2,418)
Distributions from net investment income, Class A	(3,742)	(610)
Decrease in net assets from distributions to shareholders	(649,315)	(440,526)

See Notes to Financial Statements.
Semi-Annual Report | November 30, 2014	77

The Arbitrage Credit Opportunities Fund
Statements of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6):
CLASS R
Proceeds from shares sold	2,272,898	7,376,673
Shares issued in reinvestment of distributions	114,170	108,551
Proceeds from redemption fees collected (Note 2)	172	4,056
Payments for shares redeemed	(3,520,823)	(2,819,415)
Net increase/(decrease) in net assets from Class R share transactions	(1,133,583)	4,669,865
CLASS I
Proceeds from shares sold	15,916,155	22,971,820
Shares issued in reinvestment of distributions	504,488	328,535
Proceeds from redemption fees collected (Note 2)	–	301
Payments for shares redeemed	(3,280,634)	(3,921,140)
Net increase in net assets from Class I share transactions	13,140,009	19,379,516
CLASS C
Proceeds from shares sold	1,192,392	720,475
Shares issued in reinvestment of distributions	19,808	2,416
Payments for shares redeemed	(89,965)	(34,971)
Net increase in net assets from Class C share transactions	1,122,235	687,920
CLASS A
Proceeds from shares sold	405,699	27,607
Shares issued in reinvestment of distributions	3,460	412
Payments for shares redeemed	(3,813)	–
Net increase in net assets from Class A share transactions	405,346	28,019
TOTAL INCREASE IN NET ASSETS	12,927,744	25,017,368
NET ASSETS:
Beginning of period	30,175,505	5,158,137
End of period *	$43,103,249	$30,175,505
*Including accumulated net investment income of :	$375,304	$302,126

See Notes to Financial Statements.
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The Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment loss(a)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.50% (annualized), 0.60%, 0.42%, 0.58%, 0.51% and 0.88%, of average net assets for the six months ended November 30, 2014 and the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.24% (annualized), 0.12%, 0.10%, 0.20%, 0.13% and 0.29%, of average net assets for the six months ended November 30, 2014 and the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
$12.58		$12.50	$12.80	$12.77	$12.50	$12.43

(0.07)		(0.09)	(0.10)	(0.11)	(0.12)	(0.14)
0.15		0.23	0.15	0.44	0.66	0.52
0.08		0.14	0.05	0.33	0.54	0.38

–		–	(0.09)	–	–	(0.05)
–		(0.06)	(0.26)	(0.30)	(0.27)	(0.26)
–		(0.06)	(0.35)	(0.30)	(0.27)	(0.31)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

$12.66		$12.58	$12.50	$12.80	$12.77	$12.50

0.64	%(d)	1.10%	0.42%	2.54%	4.37%	3.08%

$530,267		$760,750	$916,677	$1,003,646	$866,885	$759,235

2.19	%(e)	2.17%	1.97%	2.23%	2.16%	2.80%
1.45	%(e)	1.45%	1.45%	1.45%	1.52%	1.63%
1.45	%(e)	1.45%	1.45%	1.44%	1.52%	1.63%
(1.06	)%(e)	(0.70)%	(0.78)%	(0.83)%	(0.93)%	(1.12)%

228	%(d)	462%	459%	563%	389%	371%

Semi-Annual Report | November 30, 2014	81

The Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment loss(a)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment loss

Portfolio turnover rate

(a)	Per share amounts were calculated using average shares for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.50% (annualized), 0.60%, 0.42%, 0.58%, 0.51% and 0.88%, of average net assets for the six months ended November 30, 2014 and the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.
(g)	Interest rebate expense and line of credit interest expense totaled 0.24% (annualized), 0.12%, 0.10%, 0.20%, 0.13% and 0.29%, of average net assets for the six months ended November 30, 2014 and the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010
$12.86		$12.74	$13.04	$12.98	$12.68	$12.60

(0.06)		(0.05)	(0.07)	(0.07)	(0.08)	(0.11)
0.16		0.23	0.16	0.43	0.67	0.52
0.10		0.18	0.09	0.36	0.59	0.41

–		–	(0.13)	–	(0.02)	(0.07)
–		(0.06)	(0.26)	(0.30)	(0.27)	(0.26)
–		(0.06)	(0.39)	(0.30)	(0.29)	(0.33)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

$12.96		$12.86	$12.74	$13.04	$12.98	$12.68

0.78	%(d)	1.39%	0.67%	2.74%	4.74%	3.28%

$1,841,506		$1,712,120	$1,937,514	$2,084,530	$1,346,801	$582,460

1.95	%(e)	1.92%	1.72%	1.98%	1.91%	2.55%
1.21	%(e)	1.20%	1.20%	1.20%	1.27%	1.38%
1.21	%(e)	1.20%	1.20%	1.20%	1.27%	1.38%
(0.86	)%(e)	(0.42)%	(0.51)%	(0.56)%	(0.62)%	(0.85)%

228	%(d)	462%	459%	563%	389%	371%

Semi-Annual Report | November 30, 2014	83

The Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment loss(b)
Net realized and unrealized gains on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment loss

Portfolio turnover rate

(a)	Commenced operations on June 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.50% (annualized), 0.60% and 0.42% of average net assets for the six months ended November 30, 2014 and the years ended May 31, 2014 and 2013, respectively.
(h)
Interest rebate expense and line of credit interest expense totaled 0.24% (annualized), 0.12% and 0.11% of average net assets for the six months ended November 30, 2014 and the years ended May 31, 2014 and 2013, respectively.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Year Ended May 31, 2013(a)
$12.37		$12.38	$12.80

(0.12)		(0.18)	(0.23)
0.15		0.23	0.20
0.03		0.05	(0.03)

–		–	(0.13)
–		(0.06)	(0.26)
–		(0.06)	(0.39)
–		–	0.00 (c)

$12.40		$12.37	$12.38

0.24	%(e)	0.38%	(0.27%)

$32,413		$33,589	$18,741

2.95	%(f)	2.92%	2.75%
2.21	%(f)	2.20%	2.20%
2.21	%(f)	2.20%	2.20%
(1.85	)%(f)	(1.45)%	(1.84)%

228	%(e)	462%	459%

Semi-Annual Report | November 30, 2014	85

The Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Net asset value, beginning of period	$12.59		$12.50
Income (loss) from investment operations
Net investment loss(b)	(0.07)		(0.09)
Net realized and unrealized gains on investments and foreign currencies	0.15		0.24
Total from investment operations	0.08		0.15

Less distributions
From net realized gains	–		(0.06)
Total distributions	–		(0.06)
Proceeds from redemption fees collected	–		0.00 (c)

Net asset value, end of period	$12.67		$12.59

Total return(d)	0.64	%(e)	1.18%

Net assets, end of period (in 000s)	$9,472		$6,655

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	2.20	%(f)	2.18%
Expenses excluding interest and dividend expense(g)(h)	1.46	%(f)	1.46%
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)	1.46	%(f)	1.46%
Net investment loss	(1.14	)%(f)	(0.69)%

Portfolio turnover rate	228	%(e)	462%

(a)	Commenced operations on June 1, 2013.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.50% (annualized) and 0.60% of average net assets for the six months ended November 30, 2014 and the year ended May 31, 2014, respectively.
(h)
Interest rebate expense and line of credit interest expense totaled 0.24% (annualized) and 0.12% of average net assets for the six months ended November 30, 2014 and the year ended May 31, 2014, respectively.

See Notes to Financial Statements.
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The Arbitrage Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income (loss)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income (loss)

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.42% (annualized), 0.49%, 0.36%, 0.27% and 0.28% (annualized) of average net assets for the six months ended November 30, 2014 and the years ended May 31, 2014, 2013, 2012 and the period ended May 31, 2011, respectively.
(h)	Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.13%, 0.13%, 0.21% and 0.21% (annualized) of average net assets for the six months ended November 30, 2014 and the and the years ended May 31, 2014, 2013, 2012 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.
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Financial Highlights

Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012	Period Ended May 31, 2011(a)
$10.29		$9.80	$9.79	$10.23	$10.00

0.03		0.10	0.15	0.10	(0.02)
(0.30)		0.46	0.11	0.09	0.36
(0.27)		0.56	0.26	0.19	0.34

–		(0.06)	(0.10)	(0.15)	(0.01)
–		(0.01)	(0.15)	(0.48)	(0.10)
–		(0.07)	(0.25)	(0.63)	(0.11)
0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

$10.02		$10.29	$9.80	$9.79	$10.23

(2.62	%)(e)	5.75%	2.72%	1.88%	3.43	%(e)

$226,551		$204,055	$10,080	$8,976	$4,867

2.31	%(f)	2.33%	2.55%	2.67%	4.33	%(f)
1.69	%(f)	1.71%	2.06%	2.19%	3.84	%(f)
1.69	%(f)	1.69%	1.69%	1.69%	1.69	%(f)
0.66	%(f)	1.04%	1.58%	1.02%	(0.26	)%(f)

189	%(e)	340%	336%	490%	298	%(e)

Semi-Annual Report | November 30, 2014	89

The Arbitrage Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2010.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.42% (annualized), 0.49%, 0.36%, 0.27% and 0.28% (annualized) of average net assets for the six months ended November 30, 2014 and the years ended May 31, 2014, 2013, 2012 and the period ended May 31, 2011, respectively.
(h)	Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.13%, 0.13%, 0.21% and 0.21% (annualized) of average net assets for the six months ended November 30, 2014 and the and the years ended May 31, 2014, 2013, 2012 and the period ended May 31, 2011, respectively.

See Notes to Financial Statements.
90	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Year Ended May 31, 2013	Year Ended May 31, 2012	Period Ended May 31, 2011(a)
$10.37		$9.86	$9.82	$10.24	$10.00

0.05		0.13	0.16	0.12	0.01
(0.31)		0.46	0.13	0.09	0.35
(0.26)		0.59	0.29	0.21	0.36

–		(0.07)	(0.10)	(0.15)	(0.02)
–		(0.01)	(0.15)	(0.48)	(0.10)
–		(0.08)	(0.25)	(0.63)	(0.12)
0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

$10.11		$10.37	$9.86	$9.82	$10.24

(2.51	%)(e)	6.02%	3.04%	2.09%	3.57	%(e)

$439,538		$290,999	$41,493	$21,389	$11,701

2.06	%(f)	2.11%	2.31%	2.42%	4.73	%(f)
1.44	%(f)	1.49%	1.82%	1.94%	4.24	%(f)
1.44	%(f)	1.44%	1.44%	1.44%	1.44	%(f)
0.90	%(f)	1.31%	1.68%	1.25%	0.12	%(f)

189	%(e)	340%	336%	490%	298	%(e)

Semi-Annual Report | November 30, 2014	91

The Arbitrage Event-Driven Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income (loss)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
From net realized gains
Total distributions

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income (loss)

Portfolio turnover rate

(a)	Commenced operations on June 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than ($0.01) per share.
(d)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.42% (annualized), 0.49% and 0.36% of average net assets for the six months ended November 30, 2014 and the years ended May 31, 2014 and 2013, respectively.
(h)
Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.13% and 0.13% of average net assets for the six months ended November 30, 2014 and the   years ended May 31, 2014 and 2013, respectively.

(i)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements.
92	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Year Ended May 31, 2013(a)
$10.22		$9.78	$9.79

(0.00	)(c)	0.03	0.09
(0.31)		0.46	0.13
(0.31)		0.49	0.22

–		(0.04)	(0.08)
–		(0.01)	(0.15)
–		(0.05)	(0.23)

$9.91		$10.22	$9.78

(3.03	%)(e)	5.05%	2.33%

$6,577		$4,232	$342

3.06	%(f)	3.12%	3.31%
2.44	%(f)	2.50%	2.82%
2.44	%(f)	2.44%	2.44%
(0.09	)%(f)(i)	0.32%	0.95%

189	%(e)	340%	336%

Semi-Annual Report | November 30, 2014	93

The Arbitrage Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Net asset value, beginning of period	$10.30		$9.80
Income (loss) from investment operations
Net investment income(b)	0.03		0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.30)		0.47
Total from investment operations	(0.27)		0.57

Less distributions
From net investment income	–		(0.06)
From net realized gains	–		(0.01)
Total distributions	–		(0.07)
Proceeds from redemption fees collected	–		0.00 (c)

Net asset value, end of period	$10.03		$10.30

Total return(d)	(2.62	%)(e)	5.85%

Net assets, end of period (in 000s)	$5,270		$3,830

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	2.31	%(f)	2.36%
Expenses excluding interest and dividend expense(g)(h)	1.69	%(f)	1.74%
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)	1.69	%(f)	1.69%
Net investment income	0.64	%(f)	0.98%

Portfolio turnover rate	189	%(e)	340%

(a)	Commenced operations on June 1, 2013.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)	Dividend expense totaled 0.42% (annualized) and 0.49% of average net assets for the six months ended November 30, 2014 and the year ended May 31, 2014, respectively.
(h)
Interest rebate expense and line of credit interest expense totaled 0.20% (annualized) and 0.13% of average net assets for the six months ended November 30, 2014 and the   year ended May 31, 2014, respectively.

See Notes to Financial Statements.
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Page Intentionally Left Blank

The Arbitrage Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)
Dividend expense totaled 0.07% (annualized), 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2014, the year ended May 31, 2014 and the period ended May 31, 2013, respectively.

(h)
Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.07% and 0.02% (annualized) of average net assets for the six months ended November 30, 2014, the year ended May 31, 2014 and the period ended May, 31 2013, respectively.

See Notes to Financial Statements.
96	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Period Ended May 31, 2013(a)
$10.28		$10.18	$10.00

0.18		0.40	0.17
(0.17)		0.08	0.06
0.01		0.48	0.23

(0.19)		(0.39)	(0.05)
(0.19)		(0.39)	(0.05)
0.00	(c)	0.01	0.00	(c)

$10.10		$10.28	$10.18

0.10	%(e)	4.99%	2.33	%(e)

$5,159		$6,393	$1,671

2.11	%(f)	2.71%	3.79	%(f)
1.84	%(f)	2.54%	3.74	%(f)
1.50	%(f)	1.50%	1.50	%(f)
3.61	%(f)	3.97%	2.49	%(f)

79	%(e)	181%	92	%(e)

Semi-Annual Report | November 30, 2014	97

The Arbitrage Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
Total distributions
Proceeds from redemption fees collected

Net asset value, end of period

Total return(d)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(g)(h)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(g)(h)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not Annualized.
(f)	Annualized.
(g)
Dividend expense totaled 0.07% (annualized), 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2014, the year ended May 31, 2014 and the period ended May 31, 2013, respectively.

(h)
Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.07% and 0.01% (annualized) of average net assets for the six months ended November 30, 2014, the year ended May 31, 2014 and the period ended May, 31 2013, respectively.

See Notes to Financial Statements.
98	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Period Ended May 31, 2013(a)
$10.25		$10.16	$10.00

0.20		0.42	0.17
(0.17)		0.08	0.08
0.03		0.50	0.25

(0.20)		(0.41)	(0.09)
(0.20)		(0.41)	(0.09)
–		0.00 (c)	–

$10.08		$10.25	$10.16

0.26	%(e)	5.08%	2.49	%(e)

$35,704		$23,039	$3,462

1.86	%(f)	2.37%	3.64	%(f)
1.59	%(f)	2.20%	3.60	%(f)
1.25	%(f)	1.25%	1.25	%(f)
3.96	%(f)	4.16%	2.62	%(f)

79	%(e)	181%	92	%(e)

Semi-Annual Report | November 30, 2014	99

The Arbitrage Credit Opportunities Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

Net asset value, beginning of period
Income (loss) from investment operations
Net investment income(b)
Net realized and unrealized gains (losses) on investments and foreign currencies
Total from investment operations

Less distributions
From net investment income
Total distributions

Net asset value, end of period

Total return(c)

Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense
Expenses excluding interest and dividend expense(f)(g)
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)
Net investment income

Portfolio turnover rate

(a)	Commenced operations on October 1, 2012.
(b)	Per share amounts were calculated using average shares for the period.
(c)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)
Dividend expense totaled 0.07% (annualized), 0.10% and 0.03% (annualized) of average net assets for the six months ended November 30, 2014, the year ended May 31, 2014 and the period ended May 31, 2013, respectively.

(g)
Interest rebate expense and line of credit interest expense totaled 0.20% (annualized), 0.07% and 0.01% (annualized) of average net assets for the six months ended November 30, 2014, the year ended May 31, 2014 and the period ended May, 31 2013, respectively.

See Notes to Financial Statements.
100	www.arbitragefunds.com | 1-800-295-4485

Financial Highlights

Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014	Period Ended May 31, 2013(a)
$10.23		$10.17	$10.00

0.15		0.34	0.11
(0.18)		0.07	0.09
(0.03)		0.41	0.20

(0.17)		(0.35)	(0.03)
(0.17)		(0.35)	(0.03)

$10.03		$10.23	$10.17

(0.29	%)(d)	4.17%	2.01	%(d)

$1,812		$716	$26

2.86	%(e)	3.37%	4.69	%(e)
2.59	%(e)	3.20%	4.64	%(e)
2.25	%(e)	2.25%	2.25	%(e)
2.97	%(e)	3.37%	1.58	%(e)

79	%(d)	181%	92	%(d)

Semi-Annual Report | November 30, 2014	101

The Arbitrage Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:
	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Net asset value, beginning of period	$10.25		$10.18
Income (loss) from investment operations
Net investment income(b)	0.19		0.39
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.17)		0.09
Total from investment operations	0.02		0.48

Less distributions
From net investment income	(0.19)		(0.41)
Total distributions	(0.19)		(0.41)

Net asset value, end of period	$10.08		$10.25

Total return(c)	0.19	%(d)	4.86%

Net assets, end of period (in 000s)	$429		$28

RATIOS TO AVERAGE NET ASSETS:
Expenses including interest and dividend expense	2.11	%(e)	2.77%
Expenses excluding interest and dividend expense(f)(g)	1.84	%(e)	2.60%
Expenses after advisory fees waived and expenses reimbursed excluding interest and dividend expense(f)(g)	1.50	%(e)	1.50%
Net investment income	3.68	%(e)	3.89%

Portfolio turnover rate	79	%(d)	181%

(a)	Commenced operations on June 1, 2013.
(b)	Per share amounts were calculated using average shares for the period.
(c)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not Annualized.
(e)	Annualized.
(f)	Dividend expense totaled 0.07% (annualized) and 0.10% of average net assets for the six months ended November 30, 2014 and the year ended May 31, 2014, respectively.
(g)
Interest rebate expense and line of credit interest expense totaled 0.20% (annualized) and 0.07% of average net assets for the six months ended November 30, 2014 and the year ended May 31, 2014, respectively.

See Notes to Financial Statements.
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The Arbitrage Funds	Notes to Financial Statements
November 30, 2014 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The three series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”) and The Arbitrage Credit Opportunities Fund (“Credit Opportunities Fund”) (each a “Fund” and collectively the “Funds”) each a diversified investment portfolio, which offers four classes of shares. Class R shares, Class I shares, Class C shares and Class A shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003, June 1, 2012 and June 1, 2013, respectively. Class R shares, Class I shares, Class C shares, and Class A shares of the Event-Driven Fund commenced operations on October 1, 2010, October 1, 2010, June 1, 2012 and June 1, 2013, respectively. Class R shares, Class I and Class C shares of the Credit Opportunities Fund commenced operations on October 1, 2012 and Class A shares commenced operations on June 1, 2013.

The investment objective of the Arbitrage Fund is to achieve capital growth by engaging in merger arbitrage.  The investment objective of the Event-Driven Fund is to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A represent interests in the same portfolio of investments with respect to a Fund and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution fee of up to 0.25%, 1.00% and 0.25% respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Semi-Annual Report | November 30, 2014	103

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source. Bank loans are valued at the composite mid-price which is calculated using the simple average of the dealer marks. If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service (see Note 8).

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the six months ended November 30, 2014, there were no significant changes to the Funds’ fair value methodologies. Additionally, during the six months ended November 30, 2014, there were no transfers between level 1 and 2 securities. Transfers for level 3 securities, if any, are shown as part of the leveling table in the Portfolio of Investments.

Share Valuation and Redemption Fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share, except that, shares of Class R, Class I and Class A are subject to a redemption fee of 2% if redeemed within 30 days for the Arbitrage Fund and Event-Driven Fund and 60 days for the Credit Opportunities Fund from the date of purchase. The Class A redemption fee does not apply for purchases over $250,000 in the Arbitrage Fund and purchases over $500,000 in the Event-Driven Fund and Credit Opportunities Fund, as these purchases are subject to a contingent deferred sales charge. Class C shares are not subject to a redemption fee. For the six months ended November 30, 2014, proceeds from redemption fees in the Arbitrage Fund were $10,627 in Class R, $3,711 in Class I and $0 in Class A. For the six months ended November 30, 2014, proceeds from redemption fees in the Event-Driven Fund were $1,492 in Class R, $8,430 in Class I and $0 in Class A. For the six months ended November 30, 2014, proceeds from redemption fees in the Credit Opportunities Fund were $172 in Class R, $0 in Class I and $0 in Class A. The redemption fee is paid directly to each Fund rather than the Adviser and is allocated pro-rata to the shareholders based on net assets attributed to the class.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Semi-Annual Report | November 30, 2014	105

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Semi-Annual Report | November 30, 2014	107

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

A summary of put and call option contracts written in the Arbitrage Fund during the six months ended November 30, 2014, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	1,097	$108,251	21,722	$1,569,952
Options written	49,627	5,231,964	95,557	13,485,016
Options closed	(14,893)	(3,220,035)	(38,802)	(3,080,334)
Options exercised	(2,864)	(428,291)	(34,078)	(5,391,724)
Options expired	(28,038)	(915,993)	(26,904)	(4,451,075)
Options outstanding at end of period	4,929	$775,896	17,495	$2,131,835

A summary of put and call option contracts written in the Event-Driven Fund during the six months ended November 30, 2014, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	215	$11,153	3,533	$203,576
Options written	14,003	1,268,456	58,593	3,973,005
Options closed	(2,582)	(514,867)	(9,582)	(714,706)
Options exercised	(4,405)	(331,058)	(24,267)	(1,902,178)
Options expired	(4,741)	(235,620)	(26,280)	(1,367,459)
Options outstanding at end of period	2,490	$198,064	1,997	$192,238

A summary of put and call option contracts written in the Credit Opportunities Fund during the six months ended November 30, 2014, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	–	$–	22	$2,185
Options closed	–	–	(22)	(2,185)
Options outstanding at end of period	–	$–	–	$–

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants and Rights: The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, and in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Equity Swap Contracts: The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or the counterparty’s broker. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).

Semi-Annual Report | November 30, 2014	109

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Pursuant to the Funds’ derivative ISDA Master Agreements, the Funds are required to maintain sufficient collateral or maintain a predetermined level of net assets. Any election to terminate early could be material to the financial statements.  The values of all derivative instruments with credit risk-related contingent features that are in a net liability position at November 30, 2014, in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts and, therefore, are not representative of the Funds’ net exposure.

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty. The fair value of derivative instruments for the Funds as of November 30, 2014, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$10,767,754	Unrealized depreciation on forward foreign currency exchange contracts	$4,541,603
Equity Contracts (rights)	Investments: At value	52,149,852	Investments: At value	85
Equity Contracts (purchased option contracts)	Investments: At value	5,807,558
Equity Contracts (written option contracts)			Written options, at value	4,292,704
		$68,725,164		$8,834,307

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$1,873,840	Unrealized depreciation on forward foreign currency exchange contracts	$930,076
Equity Contracts (swap contracts)	Unrealized appreciation on equity swap contracts	148,793	Unrealized depreciation on equity swap contracts	35,248
Equity Contracts (rights)	Investments: At value	5,494,110	Investments: At value	15
Equity Contracts (purchased option contracts)	Investments: At value	3,557,370
Equity Contracts (written option contracts)			Written options, at value	722,962
		$11,074,113		$1,688,301

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$39,816	Unrealized depreciation on forward foreign currency exchange contracts	$13,475
Equity Contracts (purchased option contracts)	Investments: At value	390
		$40,206		$13,475

Semi-Annual Report | November 30, 2014	111

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

The effect of derivative instruments on the Funds’ Statement of Operations for the six months ended November 30, 2014, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(1,002,751)	$10,614,968
Equity Contracts (swap contracts)	Net realized gains (losses) from: Equity swap contracts / Net change in unrealized appreciation (depreciation) on: Equity swap contracts	655,969	(277,767)
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	–	507,776
Equity Contracts Short (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	–	(85)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(13,075,018)	(4,865,487)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	9,327,755	(1,773,820)
		$(4,094,045)	$4,205,585

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$314,207	$1,513,178
Equity Contracts (swap contracts)	Net realized gains (losses) from: Equity swap contracts / Net change in unrealized appreciation (depreciation) on: Equity swap contracts	652,513	114,564
Equity Contracts Long (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	–	85,790
Equity Contracts Short (rights)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	–	(15)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(5,415,568)	(1,432,678)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	2,003,441	(372,882)
		$(2,445,407)	$(92,043)

Semi-Annual Report | November 30, 2014	113

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Changed In Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Foreign Currency Contracts	Net realized gains (losses) from: Foreign currency transactions / Net change in unrealized appreciation (depreciation) on: Foreign currency transactions	$(151)	$45,168
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Investments / Net change in unrealized appreciation (depreciation) on: Investments	(9,184)	(27,743)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	–	(1,085)
		$(9,335)	$16,340

Volume of Derivative Instruments for the Funds during the six months ended November 30, 2014, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Equity Swap Contracts	Notional Quantity	461,409
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/Receive	(283,204,160)
Purchased Option Contracts	Contracts	57,620
Rights	Shares	17,163,885
Rights – Short	Shares	(1,100)
Written Option Contracts	Contracts	(37,722)

Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Equity Swap Contracts	Notional Quantity	333,395
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/Receive	(39,988,067)
Purchased Option Contracts	Contracts	39,936
Rights	Shares	1,110,255
Rights – Short	Shares	(200)
Written Option Contracts	Contracts	(7,886)

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/Receive	(1,007,433)
Purchased Option Contracts	Contracts	51

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2014:

Offsetting of Financial Assets and Derivative Assets:

Event-Driven Fund
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Received(a)	Net Amount
Equity Swap Contracts	$148,793	$–	$148,793	$–	$–	$148,793
Total	$148,793	$–	$148,793	$–	$–	$148,793

Semi-Annual Report | November 30, 2014	115

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities:

Event-Driven Fund
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Pledged(a)	Net Amount
Equity Swap Contracts	$35,248	$–	$35,248	$–	$(35,248)	$–
Total	$35,248	$–	$35,248	$–	$(35,248)	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

Investment Income — Interest income and interest rebate expense is accrued as earned. Dividend income and expense are recorded on the ex-dividend date, net of any non-reclaimable tax withholdings.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund and Event-Driven Fund.  Dividends arising from net investment income, if any, are declared and paid quarterly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds’ policy to continue to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

As of and during the six months ended November 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2014 for the Arbitrage Fund, the Event-Driven Fund, and the Credit Opportunities Fund, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Purchases	$5,525,626,900	$1,295,692,145	$38,279,887
Sales and Maturities	5,398,281,671	1,113,756,417	24,930,112

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Funds to participate in a $300,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company (the “Custodian”). Borrowings will be made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is payable at the end of each calendar quarter. The Trust accrues, on behalf of each of the Funds, the commitment fee on the unused portion of the line of credit. Such fees are included in custodian and bank service fees on the Statements of Operations.

The Arbitrage Fund had outstanding borrowings of $113,200,000 at November 30, 2014. For the six months ended November 30, 2014, the Arbitrage Fund had average borrowings of $73,022,727 over a period of 22 days at a weighted average interest rate of 1.35%. Interest expense on the line of credit for the Arbitrage Fund during the six months ended November 30, 2014, is shown as line of credit interest expense on the Arbitrage Fund’s Statement of Operations.

The Event-Driven Fund did not have outstanding borrowings at November 30, 2014. For the six months ended November 30, 2014, the Event-Driven Fund had average borrowings of $3,833,333 over a period of 3 days at a weighted average interest rate of 1.35%. Interest expense on the line of credit for the Event-Driven Fund during the six months ended November 30, 2014, is shown as line of credit interest expense on the Event-Driven Fund’s Statement of Operations.

For the six months ended November 30, 2014, the Credit Opportunities Fund had no borrowings.

Semi-Annual Report | November 30, 2014	117

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At November 30, 2014, the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund had $0, $18,002,425 and $2,532,793, respectively, in outstanding loan commitments.

6. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement
The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”) under the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund’s average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Credit Opportunities Fund dated October 1, 2012, the Credit Opportunities Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.00% based on the Credit Opportunities Fund’s average daily net assets.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

The Adviser has contractually agreed, at least until August 31, 2016, to waive its advisory fee and/or reimburse the Funds’ other expenses to the extent that total operating expenses (exclusive of interest, taxes, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds’ average daily net assets attributable to each share class as shown in the table below:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Class R	1.69%	1.69%	1.50%
Class I	1.44%	1.44%	1.25%
Class C	2.44%	2.44%	2.25%
Class A	1.69%	1.69%	1.50%

For the six months ended November 30, 2014, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund was 1.04%, 1.27% and 0.66%, respectively.

The Adviser is permitted to recapture fees waived and expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years from the end of the fiscal year during which such amount was waived or reimbursed. The Adviser can recapture any fees it has waived within three fiscal years of the year in which fees were waived period subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for Class I shares, 2.44% for Class C shares and 1.69% for Class A shares for Event-Driven Fund and 1.50% for Class R shares, 1.25% for Class I shares, 2.25% for Class C shares and 1.50% for Class A shares for Credit Opportunities Fund, respectively.

As of May 31, 2014, the balances of future recapture for each Fund were as follows:

	Expiring May 31, 2015	Expiring May 31, 2016	Expiring May 31, 2017	Total
Event-Driven Fund
Class R	$37,027	$30,441	$16,826	$84,294
Class I	$78,860	$127,460	$67,294	$273,614
Class C	N/A	$620	$854	$1,474
Class A	N/A	N/A	$756	$756
Credit Opportunities Fund
Class R	N/A	$22,353	$36,515	$58,868
Class I	N/A	$51,089	$113,965	$165,054
Class C	N/A	$399	$1,393	$1,792
Class A	N/A	N/A	$214	$214

There were no amounts recaptured during the period ended November 30, 2014, for Arbitrage Fund and Credit Opportunities Fund. During the period ended November 30, 2014, $75,505 in fees was recaptured in Event-Driven Fund.

Certain officers of the Trust are also officers of the Adviser. The Chief Compliance Officer (“CCO”) of the Trust also serves as the CCO of the Adviser. The Funds pay the Adviser 95% of the CCO’s salary for providing CCO services.

Semi-Annual Report | November 30, 2014	119

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Administration Agreement
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee based on the annual minimum fee of $370,000. The Administrator is also reimbursed by the Trust for certain out-of-pocket expenses. Certain officers of the Trust are also officers of the Administrator.

Distribution Agreement
ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds’ Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a “reimbursement” plan. This means that a Fund’s Class R shares, Class C shares and Class A shares only pay a particular 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others.  Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund’s Class R shares, Class C shares and Class A shares, respectively.  In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund’s Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund’s Class C shares. During the six months ended November 30, 2014, The Arbitrage Fund’s Class R shares incurred $793,398, Class C shares incurred $168,803 and Class A shares incurred $10,013, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Event-Driven Fund, during the six months ended November 30, 2014, the Event-Driven Fund’s Class R shares incurred $264,103, Class C shares incurred $29,549 and Class A shares incurred $6,507, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Credit Opportunities Fund, during the six months ended November 30, 2014, the Credit Opportunities Fund’s Class R shares incurred $7,487, Class C shares incurred $7,055 and Class A shares incurred $415, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

Principal Financial Officer
ALPS receives an annual fee of $10,000 for providing Principal Financial Officer (“PFO”) services to the Trust. ALPS is compensated by the trust under a PFO Services Agreement.

Transfer Agent And Shareholder Services Agreement
DST Systems, Inc. (“DST”) maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

Under the terms of the amended Transfer Agent and Shareholder Services Agreement between the Trust and DST, DST receives from the Funds a monthly complex minimum fee, including three CUSIPS (i.e., first CUSIP in a Fund), at an annual rate of $90,000 per year. For each CUSIP thereafter, an additional fee is applied at a minimum fee of $10,000 per CUSIP per year. There were no additional CUSIPS added during the six months ended November 30, 2014.  In addition, the Funds pay out‐of‐pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, telephone services, record storage and communication lines. These out‐of‐pocket expenses are included in transfer agent fees on the Funds Statement of Operations.

Semi-Annual Report | November 30, 2014	121

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Arbitrage Fund - Class R
Shares sold	6,699,199	28,923,212
Shares issued in reinvestment of dividends	–	324,860
Shares redeemed	(25,284,263)	(42,117,648)
Net decrease in shares outstanding	(18,585,064)	(12,869,576)
Shares outstanding at beginning of period	60,460,025	73,329,601
Shares outstanding at end of period	41,874,961	60,460,025
Arbitrage Fund - Class I
Shares sold	39,079,260	56,548,797
Shares issued in reinvestment of dividends	–	370,899
Shares redeemed	(30,104,530)	(75,823,038)
Net increase/(decrease) in shares outstanding	8,974,730	(18,903,342)
Shares outstanding at beginning of period	133,167,976	152,071,318
Shares outstanding at end of period	142,142,706	133,167,976
Arbitrage Fund - Class C
Shares sold	346,696	1,810,652
Shares issued in reinvestment of dividends	–	7,056
Shares redeemed	(448,804)	(615,921)
Net increase/(decrease) in shares outstanding	(102,108)	1,201,787
Shares outstanding at beginning of period	2,715,524	1,513,737
Shares outstanding at end of period	2,613,416	2,715,524
Arbitrage Fund - Class A
Shares sold	232,060	638,242
Shares issued in reinvestment of dividends	–	797
Shares redeemed	(13,172)	(110,396)
Net increase in shares outstanding	218,888	528,643
Shares outstanding at beginning of period	528,643	–
Shares outstanding at end of period	747,531	528,643

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Event-Driven Fund - Class R
Shares sold	7,842,696	20,533,072
Shares issued in reinvestment of dividends	–	19,940
Shares redeemed	(5,061,315)	(1,760,311)
Net increase in shares outstanding	2,781,381	18,792,701
Shares outstanding at beginning of period	19,821,462	1,028,761
Shares outstanding at end of period	22,602,843	19,821,462
Event-Driven Fund - Class I
Shares sold	22,117,989	27,051,554
Shares issued in reinvestment of dividends	–	31,536
Shares redeemed	(6,704,394)	(3,236,214)
Net increase in shares outstanding	15,413,595	23,846,876
Shares outstanding at beginning of period	28,055,740	4,208,864
Shares outstanding at end of period	43,469,335	28,055,740
Event-Driven Fund - Class C
Shares sold	276,557	380,682
Shares issued in reinvestment of dividends	–	672
Shares redeemed	(27,146)	(2,230)
Net increase in shares outstanding	249,411	379,124
Shares outstanding at beginning of period	414,063	34,939
Shares outstanding at end of period	663,474	414,063
Event-Driven Fund - Class A
Shares sold	216,587	387,229
Shares issued in reinvestment of dividends	–	718
Shares redeemed	(62,930)	(16,033)
Net increase in shares outstanding	153,657	371,914
Shares outstanding at beginning of period	371,914	–
Shares outstanding at end of period	525,571	371,914

Semi-Annual Report | November 30, 2014	123

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Credit Opportunities Fund - Class R
Shares sold	222,433	723,248
Shares issued in reinvestment of dividends	11,227	10,735
Shares redeemed	(344,757)	(276,188)
Net increase/(decrease) in shares outstanding	(111,097)	457,795
Shares outstanding at beginning of period	621,960	164,165
Shares outstanding at end of period	510,863	621,960
Credit Opportunities Fund - Class I
Shares sold	1,569,880	2,259,583
Shares issued in reinvestment of dividends	49,768	32,519
Shares redeemed	(324,360)	(384,972)
Net increase in shares outstanding	1,295,288	1,907,130
Shares outstanding at beginning of period	2,247,959	340,829
Shares outstanding at end of period	3,543,247	2,247,959
Credit Opportunities Fund - Class C
Shares sold	117,620	70,670
Shares issued in reinvestment of dividends	1,958	239
Shares redeemed	(8,987)	(3,462)
Net increase in shares outstanding	110,591	67,447
Shares outstanding at beginning of period	69,965	2,518
Shares outstanding at end of period	180,556	69,965
Credit Opportunities Fund - Class A
Shares sold	39,879	2,713
Shares issued in reinvestment of dividends	342	41
Shares redeemed	(375)	–
Net increase in shares outstanding	39,846	2,754
Shares outstanding at beginning of period	2,754	–
Shares outstanding at end of period	42,600	2,754

8. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SECURITIES LENDING

In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. There were no securities on loan in the Funds during the six months ended May 31, 2014.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds’ intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds’ financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, and investments in swaps. These have no effect on the Funds’ net assets or net asset value per share.

Semi-Annual Report | November 30, 2014	125

The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

The tax character of dividends and distributions declared during the year ended May 31, 2014 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
The Arbitrage Fund	5/31/2014	$–	$12,319,798	$12,319,798
The Arbitrage Event-Driven Fund	5/31/2014	982,616	–	982,616
The Arbitrage Credit Opportunities Fund	5/31/2014	440,526	–	440,526

*	The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

The following information is computed on a tax basis for each item as of November 30, 2014:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Depreciation of Foreign Currency and Derivatives	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
The Arbitrage Fund	$90,109,984	$(24,787,360)	$–	$65,322,624	$2,440,192,714
The Arbitrage Event-Driven Fund	16,545,153	(21,612,253)	–	(5,067,100)	674,280,872
The Arbitrage Credit Opportunities Fund	368,821	(868,658)	–	(499,837)	43,007,567

The differences between book–basis and tax–basis net unrealized appreciation/(depreciation) for the Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are attributable to constructive sales, dividends related to short securities, investments in passive foreign investment companies, and wash sales.

Post-Enactment Capital Losses:
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital.

The Arbitrage Fund has elected to defer Long Term capital losses in the amount of $11,516,700 to the next tax year.

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The Arbitrage Funds	Notes to Financial Statements (continued)
November 30, 2014 (Unaudited)

The Arbitrage Credit Opportunities Fund has elected to defer Short Term capital losses in the amount of $7,187 to the next tax year.

Late Year Losses:
The Arbitrage Credit Opportunities Fund elects to defer to the period ending May 31, 2015, capital losses recognized during the period November 1, 2013 to May 31, 2014 in the amount of $10,992.

The Arbitrage Fund elects to defer to the period ending May 31, 2015, late year ordinary losses in the amount of $17,479,638.

12. INFORMATION REGARDING LEGAL PROCEEDINGS

In December 2007, the Arbitrage Fund as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which the Arbitrage Fund received cash in exchange for its ownership in Lyondell. Subsequent to this, Lyondell filed for bankruptcy and the entities which emerged through the plan of reorganization have initiated lawsuits seeking to recover, or claw back, proceeds received by shareholders in December 2007. The proceedings are ongoing and the amount of potential loss, if any, is not able to be determined.

13. SUBSEQUENT EVENTS

The Investment Advisor has evaluated the need for disclosures and/or adjustments resulting from subsequent events relating to the Funds. There were no such events or transactions requiring adjustments to or disclosure in the Funds’ financial statements. However, Class R Shares, Class I Shares, Class C Shares and Class A Shares of the Arbitrage Tactical Equity Fund were launched.
The inception date of all classes was December 31, 2014 and operations commenced on January 2, 2015.

Semi-Annual Report | November 30, 2014	127

The Arbitrage Funds	Disclosure of Fund Expenses
November 30, 2014 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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The Arbitrage Funds	Disclosure of Fund Expenses (continued)
November 30, 2014 (Unaudited)

	Beginning Account Value 06/01/2014	Ending Account Value 11/30/2014	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Fund
Class R
Actual	$1,000.00	$1,006.40	2.19%	$11.02
Hypothetical (5% return before expenses)	$1,000.00	$1,014.09	2.19%	$11.06
Class I
Actual	$1,000.00	$1,007.80	1.95%	$9.81
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	1.95%	$9.85
Class C
Actual	$1,000.00	$1,002.40	2.95%	$14.81
Hypothetical (5% return before expenses)	$1,000.00	$1,010.28	2.95%	$14.87
Class A
Actual	$1,000.00	$1,006.40	2.20%	$11.07
Hypothetical (5% return before expenses)	$1,000.00	$1,014.04	2.20%	$11.11

The Arbitrage Event-Driven Fund
Class R
Actual	$1,000.00	$973.80	2.31%	$11.43
Hypothetical (5% return before expenses)	$1,000.00	$1,013.49	2.31%	$11.66
Class I
Actual	$1,000.00	$974.90	2.06%	$10.20
Hypothetical (5% return before expenses)	$1,000.00	$1,014.74	2.06%	$10.40
Class C
Actual	$1,000.00	$969.70	3.06%	$15.11
Hypothetical (5% return before expenses)	$1,000.00	$1,009.73	3.06%	$15.42
Class A
Actual	$1,000.00	$973.80	2.31%	$11.43
Hypothetical (5% return before expenses)	$1,000.00	$1,013.49	2.31%	$11.66

Semi-Annual Report | November 30, 2014	129

The Arbitrage Funds	Disclosure of Fund Expenses (continued)
November 30, 2014 (Unaudited)

Beginning Account Value 06/01/2014	Ending Account Value 11/30/2014	Expense Ratio(a)	Expenses Paid During Period(b)

The Arbitrage Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,001.00	1.77%	$8.88
Hypothetical (5% return before expenses)	$1,000.00	$1,016.19	1.77%	$8.95
Class I
Actual	$1,000.00	$1,002.60	1.52%	$7.63
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.52%	$7.69
Class C
Actual	$1,000.00	$997.10	2.52%	$12.62
Hypothetical (5% return before expenses)	$1,000.00	$1,012.43	2.52%	$12.71
Class A
Actual	$1,000.00	$1,001.90	1.77%	$8.88
Hypothetical (5% return before expenses)	$1,000.00	$1,016.19	1.77%	$8.95

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

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The Arbitrage Funds	Additional Information
November 30, 2014 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent fiscal year ending June 30th will be available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report | November 30, 2014	131

The Arbitrage Funds

ADVISED BY WATER ISLAND CAPITAL

The Arbitrage Fund
The Arbitrage Event-Driven Fund
The Arbitrage Credit Opportunities Fund
800-295-4485
www.arbitragefunds.com

Adviser

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Transfer Agent

DST Systems, Inc.
P.O. Box 219842
Kansas City, MO 64121-9842

Custodian

State Street Bank & Trust
225 Liberty Street
New York, NY 10281

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)
A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit EX-99.CERT.

(a)(3)	Not applicable.

(b)
The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	February 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	February 4, 2015

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	February 4, 2015